File Number: 333-114788
                                                   Filed Pursuant to Rule 497(c)
                                                   of the Securities Act of 1933

PIONEER
--------------------------------------------------------------------------------
IBBOTSON ASSET ALLOCATION SERIES

     Pioneer Ibbotson Conservative Allocation Fund
     Pioneer Ibbotson Moderate Allocation Fund
     Pioneer Ibbotson Growth Allocation Fund
     Pioneer Ibbotson Aggressive Allocation Fund

               Prospectus

               December 1, 2007

               Class A, Class B and Class C Shares

               Contents
               --------------------------------------------------
               Overview ......................................  1
               Basic information about the funds   ...........  3
                       Conservative Allocation Fund ..........  3
                       Moderate Allocation Fund .............. 14
                       Growth Allocation Fund ................ 25
                       Aggressive Allocation Fund ............ 36
               Asset allocation process ...................... 47
               Management .................................... 49
               Buying, exchanging and selling shares ......... 52
               Dividends, capital gains and taxes ............ 86
               Financial highlights .......................... 88

Neither the Securities and Exchange Commission nor any state securities agency has approved or disapproved the funds' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

[LOGO] PIONEER
       Investments(R)

--------------------------------------------------------------------------------
An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contact your investment professional to discuss how a fund fits into your portfolio.
--------------------------------------------------------------------------------

Overview

Pioneer Ibbotson Asset Allocation Series includes four funds, each of which seeks to achieve its investment objective by investing in other funds ("underlying funds") and using asset allocation strategies to allocate its assets among the underlying funds rather than direct positions in securities. Each fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in a fund entails more direct and indirect expenses than a direct investment in the underlying funds. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

The underlying funds in which the funds intend to invest may change from time to time and the funds may invest in underlying funds in addition to those described in this prospectus at the discretion of Pioneer without prior notice to or approval of shareholders.

The following is a general guide regarding the anticipated allocation of assets of each of the funds between broad asset classes. Pioneer Investment Management, Inc., the funds' investment adviser, may change these allocation ranges from time to time without the approval of or notice to shareholders.

The fixed income allocation includes each fund's investments in cash, cash equivalents, or money market funds.

                                       Investment Strategies/Asset Class Targets
                                       -----------------------------------------
                                                         Equity     Fixed Income
                         Investment                       Fund          Fund
Fund                     Objective                     Allocation    Allocation
--------------------------------------------------------------------------------
Pioneer Ibbotson    Long-term capital                    20-40%        60-80%
Conservative        growth and current
Allocation Fund     income.
--------------------------------------------------------------------------------
Pioneer Ibbotson    Long-term                            50-70%        30-50%
Moderate            capital growth and
Allocation Fund     current income.
--------------------------------------------------------------------------------
Pioneer Ibbotson    Long-term                           70-100%         0-30%
Growth Allocation   capital growth and
Fund                current income.
--------------------------------------------------------------------------------
Pioneer Ibbotson    Long-term                           85-100%         0-15%
Aggressive          capital growth.
Allocation Fund
--------------------------------------------------------------------------------

Overview

Asset allocation process

Pioneer allocates each fund's assets among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term.

Pioneer has engaged Ibbotson Associates Advisors, LLC to act as subadviser to each fund and allocate, subject to Pioneer's supervision, each fund's assets among the underlying funds. For a further discussion of the allocation process employed by Ibbotson see "Asset allocation process."

As of the date of this prospectus, the funds invest solely in other Pioneer funds. Under an exemptive order issued to Pioneer by the Securities and Exchange Commission and recently adopted rules, the funds may invest in underlying funds that are either managed by Pioneer or managed by an adviser not associated with Pioneer. Accordingly, Pioneer and Ibbotson may add funds that are not managed by Pioneer to the list of potential underlying funds in the future. It is anticipated that underlying funds managed by Pioneer will at all times represent a significant portion of a fund's investments.

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Investment objective

Long-term capital growth and current income.

Principal investment strategies

The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a conservative allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                                     Equity       Fixed Income
                                                      Fund            Fund
                                                   Allocation      Allocation
--------------------------------------------------------------------------------
Pioneer Ibbotson Conservative Allocation Fund        20-40%          60-80%
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                                   Percentage
                                                                    of Fund
Fund Name                                                           Holdings
-----------------------------------------------------------------------------
Pioneer Fund                                                         0-30%
Pioneer Independence Fund                                            0-30%
Pioneer Growth Shares Fund                                           0-30%
Pioneer Research Fund                                                0-30%
Pioneer Growth Leaders Fund                                          0-30%
Pioneer Oak Ridge Large Cap Growth Fund                              0-30%
Pioneer AmPac Growth Fund                                            0-30%
Pioneer Value Fund                                                   0-30%
Pioneer Cullen Value Fund                                            0-30%
Pioneer Mid Cap Growth Fund                                          0-30%
Pioneer Mid Cap Value Fund                                           0-30%
Pioneer Small and Mid Cap Growth Fund                                0-30%
Pioneer Oak Ridge Small Cap Growth Fund                              0-30%
Pioneer Small Cap Value Fund                                         0-30%
Pioneer International Equity Fund                                    0-30%
Pioneer International Value Fund                                     0-30%
Pioneer Europe Select Equity Fund                                    0-30%
Pioneer Emerging Markets Fund                                        0-30%
Pioneer Real Estate Shares                                           0-30%
Pioneer Growth Opportunities Fund                                    0-30%
Pioneer Equity Income Fund                                           0-30%
Pioneer Government Income Fund                                       0-30%
Pioneer High Yield Fund                                              0-30%
Pioneer Global High Yield Fund                                       0-30%
Pioneer Bond Fund                                                    0-30%
Pioneer Strategic Income Fund                                        0-30%
Pioneer Floating Rate Fund                                           0-30%
Pioneer Short Term Income Fund                                       0-30%
Pioneer Cash Reserves Fund                                           0-30%

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o Have more limited product lines and capital resources
o Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o Offer greater potential for loss than other U.S. equity securities

Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed

Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. The adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, or cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance

The chart shows the year-by-year performance of the fund's Class A shares. Class B and Class C shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

Annual return Class A shares (%)
(Year ended December 31)

[THE DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

'06
7.24

The highest calendar quarterly return was 2.97% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -.47% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 5.95%.

Comparison with the Standard & Poor's 500 Stock Index and the
Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Stock Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Stock Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:
o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2006)

                                                                       Since  Inception
                                                          1 Year   Inception       Date
----------------------------------------------------------------------------------------
Class A                                                                         5/12/05
Return before taxes                                         1.10       3.41
----------------------------------------------------------------------------------------
Return after taxes on distributions                         0.53       2.92
----------------------------------------------------------------------------------------
Return after taxes on distributions and sale of shares      0.81       2.65
----------------------------------------------------------------------------------------
Class B                                                                         5/12/05
Return before taxes                                         2.28       3.95
----------------------------------------------------------------------------------------
Class C                                                                         5/12/05
Return before taxes                                         6.30       6.26
----------------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index
(reflects no deduction for taxes)                          15.78      13.75
----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                           4.33       3.01
----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                  Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares
as a percentage of offering price                     5.75%      None     None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a
percentage of offering price or the amount you
receive when you sell shares, whichever is less       None(1)      4%       1%
--------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets         Class A   Class B    Class C
--------------------------------------------------------------------------------
Management Fee                                        0.17%     0.17%      0.17%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                  0.25%     1.00%      1.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.60%     0.78%      0.63%
--------------------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds       0.60%     0.60%      0.60%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.62%     2.55%      2.40%
--------------------------------------------------------------------------------
Fee Waiver and Expense Limitation                    -0.24%    -0.27%     -0.12%
--------------------------------------------------------------------------------
Net Expense                                           1.38%     2.28%      2.28%
--------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for year one and f) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      If you sell your shares                   If you do not sell your shares
               ----------------------------------------      ----------------------------------------
                                       Number of years you own your shares
               --------------------------------------------------------------------------------------
                  1           3           5          10         1           3           5          10
-----------------------------------------------------------------------------------------------------
Class A        $707      $1,035      $1,384      $2,367      $707      $1,035      $1,384      $2,367
-----------------------------------------------------------------------------------------------------
Class B         631       1,068       1,431       2,637       231         768       1,331       2,637
-----------------------------------------------------------------------------------------------------
Class C         331         737       1,270       2,727       231         737       1,270       2,727
-----------------------------------------------------------------------------------------------------

(1) Class A purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

(2) The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

(3) Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

(4) Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

(5) The expenses in the table, other than "Acquired Fund Fees and Expenses," reflect the expense limitation currently in effect under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than "Acquired Fund Fees and Expenses," to 0.78%, 1.68% and 1.68% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense limitation is in effect through December 1, 2010 for Class A shares and through December 1, 2009 for Class B and Class C shares. There can be no assurance that Pioneer will extend these expense limitations beyond such time. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. See the statement of additional information for details regarding the expense limitation agreement.

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Investment objective
Long-term capital growth and current income.

Principal investment strategies

The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a moderate allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                                    Equity       Fixed Income
                                                     Fund            Fund
                                                  Allocation      Allocation
--------------------------------------------------------------------------------
Pioneer Ibbotson Moderate Allocation Fund           50-70%          30-50%
--------------------------------------------------------------------------------

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                                  Percentage
                                                                   of Fund
Fund Name                                                          Holdings
-----------------------------------------------------------------------------
Pioneer Fund                                                         0-30%
Pioneer Independence Fund                                            0-30%
Pioneer Growth Shares Fund                                           0-30%
Pioneer Research Fund                                                0-30%
Pioneer Growth Leaders Fund                                          0-30%
Pioneer Oak Ridge Large Cap Growth Fund                              0-30%
Pioneer AmPac Growth Fund                                            0-30%
Pioneer Value Fund                                                   0-30%
Pioneer Cullen Value Fund                                            0-30%
Pioneer Mid Cap Growth Fund                                          0-30%
Pioneer Mid Cap Value Fund                                           0-30%
Pioneer Small and Mid Cap Growth Fund                                0-30%
Pioneer Oak Ridge Small Cap Growth Fund                              0-30%
Pioneer Small Cap Value Fund                                         0-30%
Pioneer International Equity Fund                                    0-30%
Pioneer International Value Fund                                     0-30%
Pioneer Europe Select Equity Fund                                    0-30%
Pioneer Emerging Markets Fund                                        0-30%
Pioneer Real Estate Shares                                           0-30%
Pioneer Growth Opportunities Fund                                    0-30%
Pioneer Equity Income Fund                                           0-30%
Pioneer Government Income Fund                                       0-30%
Pioneer High Yield Fund                                              0-30%
Pioneer Global High Yield Fund                                       0-30%
Pioneer Bond Fund                                                    0-30%
Pioneer Strategic Income Fund                                        0-30%
Pioneer Floating Rate Fund                                           0-30%
Pioneer Short Term Income Fund                                       0-30%
Pioneer Cash Reserves Fund                                           0-30%

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected

o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o Have more limited product lines and capital resources
o Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o Offer greater potential for loss than other U.S. equity securities

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed

Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. The adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance

The chart shows the year-by-year performance of the fund's Class A shares. Class B and Class C shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

Annual return Class A shares (%)
(Year ended December 31)

[THE DATA IS A REPRESENTATION OF A  BAR CHART IN THE PRINTED MATERIAL]

 '05     '06
6.48    10.49

The highest calendar quarterly return was 4.76% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -1.47% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 7.73%.

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Comparison with the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:
o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2006)

                                                                       Since  Inception
                                                          1 Year   Inception       Date
---------------------------------------------------------------------------------------
Class A                                                                          8/9/04
Return before taxes                                         4.14       8.89
---------------------------------------------------------------------------------------
Return after taxes on distributions                         3.41       8.16
---------------------------------------------------------------------------------------
Return after taxes on distributions and sale of shares      2.88       7.38
---------------------------------------------------------------------------------------
Class B                                                                          8/9/04
Return before taxes                                         5.47       8.15
---------------------------------------------------------------------------------------
Class C                                                                          8/9/04
Return before taxes                                         9.68       9.00
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)                          15.78      13.40
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                           4.33       3.43
---------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                 Class A    Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares
as a percentage of offering price                    5.75%       None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a
percentage of offering price or the amount you
receive when you sell shares, whichever is less      None(1)        4%        1%
--------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets         Class A   Class B    Class C
--------------------------------------------------------------------------------
Management Fee                                       0.17%     0.17%       0.17%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                 0.25%     1.00%       1.00%
--------------------------------------------------------------------------------
Other Expenses                                       0.27%     0.37%       0.26%
--------------------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds      0.72%     0.72%       0.72%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.41%     2.26%       2.15%
--------------------------------------------------------------------------------
Fee Waiver and Expense Limitation                    0.00%    -0.02%      0.00%
--------------------------------------------------------------------------------
Net Expense                                          1.41%     2.24%       2.15%
--------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for year one and f) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                       If you sell your shares                   If you do not sell your shares
              ------------------------------------------      ------------------------------------
                                     Number of years you own your shares
              ------------------------------------------------------------------------------------
                  1          3           5          10         1         3           5          10
--------------------------------------------------------------------------------------------------
Class A        $710      $ 996      $1,302      $2,169      $710      $996      $1,302      $2,169
--------------------------------------------------------------------------------------------------
Class B         627      1,004       1,308       2,380       227       704       1,208       2,380
--------------------------------------------------------------------------------------------------
Class C         318        673       1,154       2,483       218       673       1,154       2,483
--------------------------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

(1) Class A purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

(2) The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

(3) Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

(4) Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

(5) The expenses in the table, other than "Acquired Fund Fees and Expenses," reflect the expense limitation currently in effect under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than "Acquired Fund Fees and Expenses," to 0.74%, 1.52% and 1.52% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense limitation is in effect through December 1, 2010 for Class A shares and through December 1, 2009 for Class B and Class C shares. There can be no assurance that Pioneer will extend these expense limitations beyond such time. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. See the statement of additional information for details regarding the expense limitation agreement.

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Investment objective

Long-term capital growth and current income.

Principal investment strategies

The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a moderate growth allocation fund, the fund's assets will be invested in equity and fixed income funds, although a small portion will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                                     Equity       Fixed Income
                                                      Fund            Fund
                                                   Allocation      Allocation
--------------------------------------------------------------------------------
Pioneer Ibbotson Growth Allocation Fund              70-100%         0-30%
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                                      Percentage
                                                                       of Fund
Fund Name                                                              Holdings
--------------------------------------------------------------------------------
Pioneer Fund                                                            0-30%
Pioneer Independence Fund                                               0-30%
Pioneer Growth Shares Fund                                              0-30%
Pioneer Research Fund                                                   0-30%
Pioneer Growth Leaders Fund                                             0-30%
Pioneer Oak Ridge Large Cap Growth Fund                                 0-30%
Pioneer AmPac Growth Fund                                               0-30%
Pioneer Value Fund                                                      0-30%
Pioneer Cullen Value Fund                                               0-30%
Pioneer Mid Cap Growth Fund                                             0-30%
Pioneer Mid Cap Value Fund                                              0-30%
Pioneer Small and Mid Cap Growth Fund                                   0-30%
Pioneer Oak Ridge Small Cap Growth Fund                                 0-30%
Pioneer Small Cap Value Fund                                            0-30%
Pioneer International Equity Fund                                       0-30%
Pioneer International Value Fund                                        0-30%
Pioneer Europe Select Equity Fund                                       0-30%
Pioneer Emerging Markets Fund                                           0-30%
Pioneer Real Estate Shares                                              0-30%
Pioneer Growth Opportunities Fund                                       0-30%
Pioneer Equity Income Fund                                              0-30%
Pioneer Government Income Fund                                          0-30%
Pioneer High Yield Fund                                                 0-30%
Pioneer Global High Yield Fund                                          0-30%
Pioneer Bond Fund                                                       0-30%
Pioneer Strategic Income Fund                                           0-30%
Pioneer Floating Rate Fund                                              0-30%
Pioneer Short Term Income Fund                                          0-30%
Pioneer Cash Reserves Fund                                              0-30%

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected

Basic information about
Pioneer Ibbotson Growth Allocation Fund

o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o Have more limited product lines and capital resources
o Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o Offer greater potential for loss than other U.S. equity securities

Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed

Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. The adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The

Basic information about
Pioneer Ibbotson Growth Allocation Fund

market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, or cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Basic information about
Pioneer Ibbotson Growth Allocation Fund

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance

The chart shows the year-by-year performance of the fund's Class A shares. Class B and Class C shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

Annual return Class A shares (%)
(Year ended December 31)

[THE DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

 '05      '06
8.24     12.49

The highest calendar quarterly return was 5.83% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -1.87% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 8.84%.

Comparison with the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:
o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2006)

                                                                      Since    Inception
                                                          1 Year  Inception         Date
----------------------------------------------------------------------------------------
Class A                                                                           8/9/04
Return before taxes                                         6.00      11.48
----------------------------------------------------------------------------------------
Return after taxes on distributions                         5.42      10.92
----------------------------------------------------------------------------------------
Return after taxes on distributions and sale of shares      4.24       9.72
----------------------------------------------------------------------------------------
Class B                                                                           8/9/04
Return before taxes                                         7.62       8.35
----------------------------------------------------------------------------------------
Class C                                                                           8/9/04
Return before taxes                                        11.75      12.02
----------------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)                          15.78      13.40
----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                           4.33       3.43
----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                  Class A    Class B    Class C
---------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares
as a percentage of offering price                     5.75%       None       None
---------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a
percentage of offering price or the amount you
receive when you sell shares, whichever is less       None(1)        4%        1%
---------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets        Class A     Class B    Class C
---------------------------------------------------------------------------------
Management Fee                                       0.17%       0.17%      0.17%
---------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                 0.25%       1.00%      1.00%
---------------------------------------------------------------------------------
Other Expenses                                       0.34%       0.47%      0.31%
---------------------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds      0.77%       0.77%      0.77%
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.53%       2.41%      2.25%
---------------------------------------------------------------------------------
Fee Waiver and Expense Limitation                    0.00%      -0.07%      0.00%
---------------------------------------------------------------------------------
Net Expense                                          1.53%       2.34%      2.25%
---------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for year one and f) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        If you sell your shares                   If you do not sell your shares
               ----------------------------------------      ----------------------------------------
                                       Number of years you own your shares
               --------------------------------------------------------------------------------------
                  1           3           5          10         1           3           5          10
-----------------------------------------------------------------------------------------------------
Class A        $722      $1,031      $1,361      $2,294      $722      $1,031      $1,361      $2,294
-----------------------------------------------------------------------------------------------------
Class B         637       1,045       1,379       2,523       237         745       1,279       2,523
-----------------------------------------------------------------------------------------------------
Class C         328         703       1,205       2,585       228         703       1,205       2,585
-----------------------------------------------------------------------------------------------------

(1) Class A purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

(2) The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

(3) Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

(4) Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

(5) The expenses in the table, other than "Acquired Fund Fees and Expenses," reflect the expense limitation currently in effect under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than "Acquired Fund Fees and Expenses," to 0.79%, 1.57% and 1.57% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense limitation is in effect through December 1, 2010 for Class A shares and through December 1, 2009 for Class B and Class C shares. There can be no assurance that Pioneer will extend these expense limitations beyond such time. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. See the statement of additional information for details regarding the expense limitation agreement.

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Investment objective

Long-term capital growth.

Principal investment strategies

The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is an aggressive allocation fund, the majority of the fund's assets will be invested in equity funds, although a portion of its assets will be invested in bond funds and cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                                       Equity       Fixed Income
                                                        Fund            Fund
                                                     Allocation      Allocation
--------------------------------------------------------------------------------
Pioneer Ibbotson Aggressive Allocation Fund            85-100%         0-15%
--------------------------------------------------------------------------------

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                                      Percentage
                                                                       of Fund
Fund Name                                                              Holdings
--------------------------------------------------------------------------------
Pioneer Fund                                                            0-30%
Pioneer Independence Fund                                               0-30%
Pioneer Growth Shares Fund                                              0-30%
Pioneer Research Fund                                                   0-30%
Pioneer Growth Leaders Fund                                             0-30%
Pioneer Oak Ridge Large Cap Growth Fund                                 0-30%
Pioneer AmPac Growth Fund                                               0-30%
Pioneer Value Fund                                                      0-30%
Pioneer Cullen Value Fund                                               0-30%
Pioneer Mid Cap Growth Fund                                             0-30%
Pioneer Mid Cap Value Fund                                              0-30%
Pioneer Small and Mid Cap Growth Fund                                   0-30%
Pioneer Oak Ridge Small Cap Growth Fund                                 0-30%
Pioneer Small Cap Value Fund                                            0-30%
Pioneer International Equity Fund                                       0-30%
Pioneer International Value Fund                                        0-30%
Pioneer Europe Select Equity Fund                                       0-30%
Pioneer Emerging Markets Fund                                           0-30%
Pioneer Real Estate Shares                                              0-30%
Pioneer Growth Opportunities Fund                                       0-30%
Pioneer Equity Income Fund                                              0-30%
Pioneer Government Income Fund                                          0-15%
Pioneer High Yield Fund                                                 0-15%
Pioneer Global High Yield Fund                                          0-15%
Pioneer Bond Fund                                                       0-15%
Pioneer Strategic Income Fund                                           0-15%
Pioneer Floating Rate Fund                                              0-30%
Pioneer Short Term Income Fund                                          0-15%
Pioneer Cash Reserves Fund                                              0-15%

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected

o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o Have more limited product lines and capital resources
o Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o Offer greater potential for loss than other U.S. equity securities

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed

Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. The adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, or cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance

The chart shows the year-by-year performance of the fund's Class A shares. Class B and Class C shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

Annual return Class A shares (%)
(Year ended December 31)

[THE DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

 '05     '06
9.64    14.20

The highest calendar quarterly return was 6.76% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -2.28% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 9.59%.

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Comparison with the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:
o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2006)

                                                                       Since  Inception
                                                          1 Year   Inception       Date
---------------------------------------------------------------------------------------
Class A                                                                          8/9/04
Return before taxes                                         7.60      13.93
---------------------------------------------------------------------------------------
Return after taxes on distributions                         7.28      13.42
---------------------------------------------------------------------------------------
Return after taxes on distributions and sale of shares      5.20      11.90
---------------------------------------------------------------------------------------
Class B                                                                          8/9/04
Return before taxes                                         9.30      13.32
---------------------------------------------------------------------------------------
Class C                                                                          8/9/04
Return before taxes                                        13.46      15.03
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)                          15.78      13.40
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                           4.33       3.43
---------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares
as a percentage of offering price                     5.75%      None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a
percentage of offering price or the amount you
receive when you sell shares, whichever is less       None(1)       4%        1%
--------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets        Class A    Class B   Class C
--------------------------------------------------------------------------------
Management Fee                                       0.17%      0.17%     0.17%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                 0.25%      1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                       0.44%      0.56%     0.39%
--------------------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds      0.82%      0.82%     0.82%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.68%      2.55%     2.38%
--------------------------------------------------------------------------------
Fee Waiver and Expense Limitation                   -0.01%     -0.09%     0.00%
--------------------------------------------------------------------------------
Net Expense                                          1.67%      2.46%     2.38%
--------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for year one and f) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        If you sell your shares                   If you do not sell your shares
               ----------------------------------------      ----------------------------------------
                                       Number of years you own your shares
               --------------------------------------------------------------------------------------
                  1           3           5          10         1           3           5          10
-----------------------------------------------------------------------------------------------------
Class A        $735      $1,073      $1,434      $2,447      $735      $1,073      $1,434      $2,447
-----------------------------------------------------------------------------------------------------
Class B         649       1,085       1,447       2,666       249         785       1,347       2,666
-----------------------------------------------------------------------------------------------------
Class C         341         742       1,270       2,716       241         742       1,270       2,716
-----------------------------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

(1) Class A purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

(2) The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

(3) Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

(4) Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

(5) The expenses in the table, other than "Acquired Fund Fees and Expenses," reflect the expense limitation currently in effect under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than "Acquired Fund Fees and Expenses," to 0.85%, 1.64% and 1.64% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense limitation is in effect through December 1, 2010 for Class A shares and through December 1, 2009 for Class B and Class C shares. There can be no assurance that Pioneer will extend these expense limitations beyond such time. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder. See the statement of additional information for details regarding the expense limitation agreement.

Asset allocation process

Pioneer allocates each fund's assets among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term.

Pioneer has engaged Ibbotson to act as subadviser to each fund and allocate, subject to Pioneer's supervision, each fund's assets among the underlying funds. Ibbotson uses a two-step asset allocation process:

First, Ibbotson seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different market sectors. The goal of this process is to identify a combination of investments in different market sectors that is expected to maximize return for a given level of risk or minimize risk for a given level of return.

Having determined the allocation of the fund's assets among the asset classes, Ibbotson then invests the assets allocated to a particular sector among underlying funds that invest in that sector. Pioneer and Ibbotson agree from time to time upon the universe of mutual funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). Ibbotson seeks a combination of underlying funds that it believes will optimize returns, given each fund's risk profile. When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When considering bond funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Based on the target allocations, a fund will invest the proceeds from the sale of its shares, reinvested dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. However, the portion of each fund's net assets represented by an underlying fund or asset class could differ substantially over time from the target allocation as the underlying funds' asset values change due to market movements and portfolio management decisions.

Periodically, Ibbotson will re-evaluate each fund's target asset allocation and may recommend the rebalancing of a fund's assets among asset classes and

Asset allocation process

underlying funds to reflect changes in the target allocations or to reallocate the fund's holdings to match the target allocation. Each fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds) or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of a Fund's portfolio holdings, or as an adjustment to an underlying fund's target allocation based on Ibbotson's view of the fund's characteristics and other allocation criteria.

As of the date of this prospectus, the funds invest solely in other Pioneer funds. Under an exemptive order issued to Pioneer by the Securities and Exchange Commission and recently adopted rules, the funds may invest in underlying funds that are either managed by Pioneer or managed by an adviser not associated with Pioneer. Accordingly, Pioneer and Ibbotson may add funds that are not managed by Pioneer to the list of potential underlying funds in the future. It is anticipated that underlying funds managed by Pioneer will at all times represent a significant portion of a fund's investments.

Management

Pioneer, the funds' investment adviser,

oversees the funds' operations and supervises the funds' subadviser, which is responsible for the day-to-day management of each funds' portfolio.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2007, assets under management were approximately $321 billion worldwide, including over $83 billion in assets under management by Pioneer.

Investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the funds' Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the funds without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule that would supersede the order or would provide greater flexibility than the order, Pioneer and the funds intend to rely on such rule to permit Pioneer, subject to the approval of the funds' Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the funds without shareholder approval.

Investment subadviser

Ibbotson Associates Advisors, LLC (Ibbotson) is the subadviser to each fund and allocates, subject to Pioneer's supervision, each fund's assets among asset classes and among the underlying funds. As of September 30, 2007, Ibbotson had approximately $18 billion in assets under management. Ibbotson is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson is a registered investment adviser and wholly owned subsidiary of Ibbotson Associates, Inc., which in turn is a wholly owned subsidiary of Morningstar, Inc.

Portfolio management

Day-to-day management of each fund's portfolio is the responsibility of portfolio managers and members of Ibbotson's Investment Committee headed by Peng Chen. Peng Chen, Ph.D., the president and chief investment officer at Ibbotson, conducts research projects on asset allocation, portfolio risk measurement,

Management

nontraditional assets, and global financial markets. Dr. Chen joined Ibbotson in 1997. Scott Wentsel, vice president and senior portfolio manager, manages the investment management team. Mr. Wentsel is also responsible for directing the firm's investment management services which includes oversight of its consulting, fund-of-funds, and plan sponsor consulting business lines. Prior to joining Ibbotson in 2005, Mr. Wentsel was an executive director with Morgan Stanley where he worked primarily on Van Kampen Investments' asset management business. Mr. Wentsel has over 20 years of investment industry experience. Brian Huckstep, portfolio manager, is responsible for managing the delivery of fund-of-funds programs for institutional and retail clients, which includes asset allocation modeling, portfolio construction, fund classification, and manager due diligence. Prior to joining Ibbotson in 2005, Mr. Huckstep was Director of Data Acquisition at Morningstar for two years. Mr. Huckstep also spent nine years at Northern Trust in product manager and analyst roles for institutional custody clients.

The funds' statement of additional information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the funds.

Management fee

Each fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the funds.

Pioneer's annual fee is equal to

Annual Fee                                 Net Assets
--------------------------------------------------------------------------------
0.13% on investments in underlying funds   Up to $2.5 billion
managed by Pioneer (and cash); and
0.17% on other investments
--------------------------------------------------------------------------------
0.11% on investments in underlying funds   Over $2.5 billion and
managed by Pioneer (and cash); and         up to $4 billion
0.14% on other investments
--------------------------------------------------------------------------------
0.10% on investments in underlying funds   Over $4 billion and
managed by Pioneer (and cash); and         up to $5.5 billion
0.12% on other investments
--------------------------------------------------------------------------------
0.08% on investments in underlying funds   Over $5.5 billion and
managed by Pioneer (and cash); and         up to $7 billion
0.10% on other investments
--------------------------------------------------------------------------------
0.08% on investments in underlying funds   Over $7 billion
managed by Pioneer (and cash); and
0.09% on other investments
--------------------------------------------------------------------------------

Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets. The fee is accrued daily and paid monthly. Pioneer, and not the funds, pays a portion of the fee it receives from the funds to Ibbotson as compensation for Ibbotson's services to a fund.

A discussion regarding the basis for the Board of Trustees' approval of the management contract will be available in the funds' semiannual report to shareholders, for the period ending January 31, 2008.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the funds' distributor. Pioneer Investment Management Shareholder Services, Inc. is the funds' transfer agent. Each fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Disclosure of portfolio holdings

The funds' policies and procedures with respect to disclosure of the funds' portfolio securities are described in the statement of additional information.

Buying, exchanging and selling shares

Net asset value

Each fund's net asset value is the value of its portfolio of securities plus any other assets minus its accrued operating expenses and other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each fund values the shares of the underlying funds at their published net asset value.

Each fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, a fund uses fair value methods to value its securities. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value pricing. Fair value pricing of securities is done pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, a fund relies upon securities prices provided by pricing services.

Each fund uses fair value pricing methods for a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a fund could change on a day you cannot buy or sell shares of the fund.

Certain types of securities, including those discussed in this paragraph, are priced using fair value pricing rather than market prices. Each fund uses a pricing matrix to determine the value of fixed income securities that may not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. Each fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that a fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

--------------------------------------------------------------------------------
Share price
The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.
--------------------------------------------------------------------------------

Choosing a class of shares

The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:
o How long you expect to own the shares
o The expenses paid by each class
o Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

Distribution plans

Each fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, a fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense of the funds, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

Buying, exchanging and selling shares

Additional payments to financial intermediaries

There are two principal ways you compensate the financial intermediary through which you buy shares of a fund - directly, by the payment of sales commissions, if any; and indirectly, as a result of the fund paying Rule 12b-1 fees. The fund also may pay intermediaries for administrative services and transaction processing.

Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries (in addition to amounts that may be paid by the fund) for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds' assets. Although an intermediary may receive additional compensation from Pioneer to offset costs incurred by the financial intermediary in servicing its clients, the intermediary may earn a profit on these payments, if the amount of the payment exceeds the intermediary's costs.

The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.

Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the funds.

Buying, exchanging and selling shares

Comparing classes of shares

                    Class A                     Class B                     Class C
---------------------------------------------------------------------------------------------------
Why you might       Class A shares may be       You may prefer Class B      You may prefer Class C
prefer each class   your best alternative if    shares if you do not        shares if you do not
                    you prefer to pay an        want to pay an initial      wish to pay an initial
                    initial sales charge and    sales charge, or if you     sales charge and you
                    have lower annual           plan to hold your invest-   would rather pay higher
                    expenses, or if you         ment for at least           annual expenses
                    qualify for any reduction   five years.                 over time.
                    or waiver of the initial
                    sales charge.
---------------------------------------------------------------------------------------------------
Initial sales       Up to 5.75% of the          None                        None
charge              offering price, which is
                    reduced or waived for
                    large purchases and
                    certain types of inves-
                    tors. At the time of your
                    purchase, your invest-
                    ment firm may receive a
                    commission from the
                    distributor of up to 5%,
                    declining as the size of
                    your investment increases.
---------------------------------------------------------------------------------------------------
Contingent          None, except in certain     Up to 4% is charged if      A 1% charge if you sell
deferred sales      circumstances when          you sell your shares.       your shares within one
charges             the initial sales charge    The charge is reduced       year of purchase. Your
                    is waived.                  over time and not           investment firm may
                                                charged after five years.   receive a commission
                                                Your investment firm        from the distributor at
                                                may receive a commis-       the time of your pur-
                                                sion from the distributor   chase of up to 1%.
                                                at the time of your pur-
                                                chase of up to 4%.
---------------------------------------------------------------------------------------------------
Distribution and    Up to 0.25% of average      Up to 1% of average         Up to 1% of average
service fees        daily net assets.           daily net assets.           daily net assets.
---------------------------------------------------------------------------------------------------
Annual expenses     Lower than Class B or       Higher than Class A         Higher than Class A
(including          Class C.                    shares; Class B shares      shares; Class C shares
distribution and                                convert to Class A          do not convert to any
service fees)                                   shares after eight          other class of shares.
                                                years.                      You continue to pay
                                                                            higher annual expenses.
---------------------------------------------------------------------------------------------------
Exchange            Class A shares of other     Class B shares of other     Class C shares of other
privilege           Pioneer mutual funds.       Pioneer mutual funds.       Pioneer mutual funds.
---------------------------------------------------------------------------------------------------
Maximum             None                        $49,999                     $999,999
purchase amount
(per transaction)
---------------------------------------------------------------------------------------------------

Sales charges: Class A shares

You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or capital gain distributions paid by a fund. You do not pay a contingent deferred sales charge when you sell shares purchased through reinvestment of dividends or capital gain distributions.

-------------------------------------------------------------------------------
Offering price

The net asset value per share plus any initial sales charge.
Sales charges for Class A shares
-------------------------------------------------------------------------------

                                                          Sales charge as % of
                                                        -----------------------
                                                        Offering    Net amount
Amount of purchase                                         price      invested
-------------------------------------------------------------------------------
Less than $50,000                                           5.75          6.10
-------------------------------------------------------------------------------
$50,000 but less than $100,000                              4.50          4.71
-------------------------------------------------------------------------------
$100,000 but less than $250,000                             3.50          3.63
-------------------------------------------------------------------------------
$250,000 but less than $500,000                             2.50          2.56
-------------------------------------------------------------------------------
$500,000 but less than $1 million                           2.00          2.04
-------------------------------------------------------------------------------
$1 million or more                                           -0-           -0-
-------------------------------------------------------------------------------

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (based on the applicable sales charge in the table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower due to rounding.

Reduced sales charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints." Pioneer offers two principal means of taking advantage of breakpoints in sales charges for aggregate purchases of Class A shares of the Pioneer funds over time if:
o The amount of shares you own plus the amount you are investing now is at least $50,000 (Rights of accumulation)
o You plan to invest at least $50,000 over the next 13 months (Letter of intent)

Buying, exchanging and selling shares

Rights of accumulation

If you qualify for rights of accumulation, your sales charge will be based on the combined value (at the current offering price) of all your Pioneer mutual fund shares, the shares of your spouse and the shares of any children under the age of 21.

Letter of intent

You can use a letter of intent to qualify for reduced sales charges in two situations:
o If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months
o If you include in your letter of intent the value (at the current offering price) of all of your Class A shares of the fund and Class A, Class B or Class C shares of all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy

Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). Any share class for which no sales charge is paid cannot be included under the letter of intent. For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Qualifying for a reduced Class A sales charge

In calculating your total account value in order to determine whether you have net sales charge breakpoints, you can include your Pioneer mutual fund shares, those of your spouse and the shares of any children under the age of 21. Pioneer will use each fund's current offering price to calculate your total account value. Certain trustees and fiduciaries may also qualify for a reduced sales charge.

To receive a reduced sales charge, you or your investment professional must, at the time of purchase, notify the distributor of your eligibility. In order to verify your eligibility for a discount, you may need to provide your investment professional or the fund with information or records, such as account numbers or statements, regarding shares of the fund or other Pioneer mutual funds held in all accounts by you, your spouse or children under the age of 21 with that investment professional or with any other financial intermediary. Eligible accounts may include joint accounts, retirement plan accounts, such as IRA and 401k accounts, and custodial accounts, such as ESA, UGMA and UTMA accounts.

It is your responsibility to confirm that your investment professional has notified the distributor of your eligibility for a reduced sales charge at the time of sale. If you or your investment professional do not notify the distributor of your eligibility, you will risk losing the benefits of a reduced sales charge.

For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. and managed by Pioneer or an affiliate.

You can locate information regarding the reduction or waiver of sales charges, in a clear and prominent format and free of charge, on Pioneer's website at www.pioneerinvestments.com. The website includes hyperlinks that facilitate access to this information.

Class A purchases at a reduced initial sales charge or net asset value are also available to:

Group plans if the sponsoring organization:
o recommends purchases of Pioneer mutual funds to,
o permits solicitation of, or
o facilitates purchases by its employees, members or participants.

Class A purchases at net asset value

You may purchase Class A shares at net asset value (without a sales charge) as follows. If you believe you qualify for any of the Class A sales charge waivers discussed below, contact your investment professional or the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of a fund.

Buying, exchanging and selling shares

Investments of $1 million or more and certain retirement plans
You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more, are a participant in an employer-sponsored retirement plan with at least $1 million in total plan assets or are a participant in certain employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets. However, you may pay a deferred sales charge if you sell your Class A shares within 18 months of purchase. The sales charge is equal to 1% of your investment or your sale proceeds, whichever is less.

Class A purchases at net asset value are available to:
o Current or former trustees and officers of the fund;
o Partners and employees of legal counsel to the fund (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of Pioneer and its affiliates (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser (at the time of initial share purchase);
o Officers, partners, employees or registered representatives of broker-dealers (at the time of initial share purchase) which have entered into sales agreements with the distributor;
o Employees of AmSouth Bank (at the time of initial share purchase) investing through an account held with AmSouth Investment Services, Inc.;
o Members of the immediate families of any of the persons above;
o Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;
o Insurance company separate accounts;
o Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the distributor;
o Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;
o Investors in connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;
o Certain unit investment trusts;
o Employer-sponsored retirement plans with at least $1 million in total plan assets;
o Participants in employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets;
o Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program,
  (ii) all
  participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to facilitate investment in Pioneer mutual funds by program participants and (iv) the program provides for a matching contribution for each participant contribution;
o Participants in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer;
o Individuals receiving a distribution consisting of Class Y shares of a Pioneer fund from a trust, fiduciary, custodial or other similar account who purchase Class A shares of the same Pioneer fund within 90 days of the date of the distribution;
o Shareholders of record (i.e., not held in the name of your broker or an omnibus account) on the date of the reorganization of a predecessor Safeco fund into a corresponding Pioneer fund, shareholders who owned shares in the name of an omnibus account provider on that date that agrees with the fund to distinguish beneficial holders in the same manner, and retirement plans with assets invested in the predecessor Safeco fund on that date.

In addition, Class A shares may be purchased at net asset value through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include the Pioneer funds in their program without the imposition of a sales charge. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Reinstatement privilege for Class A and Class B shares

If you recently sold all or part of your Class A or Class B shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:
o You must send a written request to the transfer agent no more than 90 days after selling your shares and
o The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.

Buying, exchanging and selling shares

Your purchases pursuant to the reinstatement privilege are subject to limitations on investor transactions, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive trading."

When you elect reinstatement, you are subject to the provisions outlined in the selected fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement.

You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

Class A shares that are subject to a contingent deferred sales charge

Purchases of Class A shares of $1 million or more, or by participants in a group plan which were not subject to an initial sales charge, may be subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge is payable to the distributor in the event of a share redemption within 18 months following the share purchase at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the contingent deferred sales charge is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan described under Section 401(a), 403(b) or 457 of the Internal Revenue Code that has at least $1 million in total plan assets (or that has 1,000 or more eligible employees for plans with accounts established with Pioneer on or before March 31, 2004).

-------------------------------------------------------------------------------
Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.
-------------------------------------------------------------------------------

Sales charges: Class B shares

You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within five years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.

Contingent deferred sales charge

On shares sold                                                        As a % of
before the                                                dollar amount subject
end of year                                                 to the sales charge
-------------------------------------------------------------------------------
1                                                                             4
-------------------------------------------------------------------------------
2                                                                             4
-------------------------------------------------------------------------------
3                                                                             3
-------------------------------------------------------------------------------
4                                                                             2
-------------------------------------------------------------------------------
5                                                                             1
-------------------------------------------------------------------------------
6+                                                                            0

Shares purchased prior to December 1, 2004 remain subject to the contingent deferred sales charges in effect at the time you purchased those shares. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into a fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased.

Conversion to Class A shares

Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares eight years after the date of purchase except that:
o Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares over time in the same proportion as other shares held in the account
o Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

Buying, exchanging and selling shares

-------------------------------------------------------------------------------
Paying the contingent deferred sales charge (CDSC)
Several rules apply for Class B shares so that you pay the lowest possible
CDSC.
o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
o You do not pay a CDSC on reinvested dividends or distributions
o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges"
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.
-------------------------------------------------------------------------------

Sales charges: Class C shares

You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost of the shares you are selling, whichever is less.

-------------------------------------------------------------------------------
Paying the contingent deferred sales charge (CDSC)
Several rules apply for Class C shares so that you pay the lowest possible CDSC.
o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
o You do not pay a CDSC on reinvested dividends or distributions
o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges"
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.
-------------------------------------------------------------------------------

Buying, exchanging and selling shares

Waiver or reduction of contingent deferred sales charges (CDSC)

It is your responsibility to confirm that your investment professional has notified the distributor of your eligibility for a reduced sales charge at the time of sale. If you or your investment professional do not notify the distributor of your eligibility, you will risk losing the benefits of a reduced sales charge.

Class A, Class B and Class C shares

The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:
o The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
o You become disabled (within the meaning of Section 72 of the Internal Revenue
  Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
o The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);
o The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and, in connection with the distribution, one of the following applies:
  - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);
  - It is a required minimum distribution due to the attainment of age 701/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);
  - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held; or
  - It is in the form of a loan to a participant in a plan that permits loans (each repayment applied to the purchase of shares will be subject to a CDSC as though a new purchase);
o The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is or is in connection with:
  - A return of excess employee deferrals or contributions;
  - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
  - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year; or
  - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
o The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account; or
o The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Please see the funds' statement of additional information for more information regarding reduced sales charges and breakpoints.

Buying, exchanging and selling shares

Opening your account

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

If you invest in a fund through investment professionals or other financial intermediaries, including wrap programs and similar programs, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by a fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Account options

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Telephone transaction privileges

If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The funds may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

--------------------------------------------------------------------------------
By phone
If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 7:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFone(SM) at any time.
--------------------------------------------------------------------------------

Online transaction privileges
If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
o For new accounts, complete the online section of the account application
o For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerinvestments.com

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The funds may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

Buying, exchanging and selling shares

General rules on buying, exchanging and selling your fund shares

Share price

If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by a fund. The broker-dealer is responsible for transmitting your order to a fund in a timely manner.

--------------------------------------------------------------------------------
Good order means that:
o You have provided adequate instructions
o There are no outstanding claims against your account
o There are no transaction limitations on your account
o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
o Your request includes a signature guarantee if you:
  - Are selling over $100,000 or exchanging over $500,000 worth of shares
  - Changed your account registration or address within the last 30 days
  - Instruct the transfer agent to mail the check to an address different from the one on your account
  - Want the check paid to someone other than the account owner(s)
  - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Transaction limitations

Your transactions are subject to certain limitations, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive trading."

Buying

You may buy fund shares from any investment firm that has a sales agreement with the distributor.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. Each fund reserves the right to stop offering any class of shares.

You may use securities you own to purchase shares of a fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If a fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.

Minimum investment amounts

Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares.

You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The fund may waive the initial or subsequent investment minimums. Minimum investment amounts may be waived for share purchases made through certain mutual fund programs (e.g., asset based fee program accounts) sponsored by qualified intermediaries, such as broker-dealers and investment advisers, that have entered into an agreement with Pioneer.

Maximum purchase amounts

Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. These limits are applied on a per transaction basis. Class A shares are not subject to a maximum purchase amount.

--------------------------------------------------------------------------------
Retirement plan accounts
You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares

Identity verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the funds to identify you.

The funds may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.

Exchanging

You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. Each fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling

Your shares will be sold at net asset value per share next calculated after a fund or its authorized agent, such as broker-dealers, receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

The funds generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, a fund may delay payment of the sale proceeds until your check has cleared. This may take up to 10 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

--------------------------------------------------------------------------------
You may have to pay income taxes on a sale or an exchange.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Consult your investment professional to learn more about buying, exchanging or selling fund shares.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares

Buying shares

Through your investment firm

Normally, your investment firm will send your purchase request to the funds' distributor and/or transfer agent. Consult your investment professional for more information. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of fund shares.

By phone or online

You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional fund shares by phone or online if:
o You established your bank account of record at least 30 days ago
o Your bank information has not changed for at least 30 days
o You are not purchasing more than $100,000 worth of shares per account per day
o You can provide the proper account identification information

When you request a telephone or online purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

In writing, by mail

You can purchase fund shares for an existing fund account by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check, travelers check, or credit card check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

Exchanging shares

Through your investment firm

Normally, your investment firm will send your exchange request to the funds' transfer agent. Consult your investment professional for more information about exchanging your shares.

By phone or online

After you establish an eligible fund account, you can exchange fund shares by phone or online if:
o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account
o The fund into which you are exchanging offers the same class of shares
o You are not exchanging more than $500,000 worth of shares per account per day
o You can provide the proper account identification information

In writing, by mail or by fax

You can exchange fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
o The name, social security number and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o The class of shares you are exchanging
o The dollar amount or number of shares you are exchanging

Buying, exchanging and selling shares

Selling shares

Through your investment firm

Normally, your investment firm will send your request to sell shares to the funds' transfer agent. Consult your investment professional for more information. Each fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. Each fund reserves the right to terminate this procedure at any time.

By phone or online

If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by phone or online. You may sell fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply). You may not sell your shares by phone or online if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

In writing, by mail or by fax

You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

How to contact us

By phone

For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-225-6292

To request a transaction using FactFone(SM) call
1-800-225-4321

Telecommunications Device for the Deaf (TDD)
1-800-225-1997

By mail

Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Pioneer website

www.pioneerinvestments.com

By fax

Fax your exchange and sale requests to:
1-800-225-4240

Buying, exchanging and selling shares

Excessive trading

Frequent trading into and out of a fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of a fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. Since certain funds may invest a significant portion of their assets in junk bonds, these funds may be more susceptible to such strategies. However, the policies and procedures outlined below to detect excessive trading activity were determined by the Board to be appropriate. Each fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in a fund's shares to be excessive for a variety of reasons, such as if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to a fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in a fund may be adversely affected. Because certain funds invest a significant portion of their portfolios in securities that are fair valued, this risk may be greater for those funds. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the financial intermediary in taking steps to limit this type of activity.

The funds may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The funds may also restrict additional purchases or exchanges in an account. Each of these steps may be taken for any transaction, for any reason, without prior notice, including transactions that a fund believes are requested on behalf of market timers. Each fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. A fund and its shareholders do not incur any gain or loss as a result of a rejected order. The funds may impose further restrictions on trading activities by market timers in the future. Each fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

To limit the negative effects of excessive trading on the fund, the fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from the fund, that investor shall be prevented (or "blocked") from purchasing shares of the fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic purchase or withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under
Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or "wrap" programs, transactions by insurance company separate accounts or transactions by other funds that invest in the fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to the Pioneer money market funds.

Purchases pursuant to the reinstatement privilege (for Class A and Class B shares) are subject to this policy.

We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the fund's policy described above or their own policies or restrictions designed to limit excessive trading of fund shares. However, we do not impose this policy at the omnibus account level.

Buying, exchanging and selling shares

Account options

See the account application form for more details on each of the following options.

Automatic investment plans

You can make regular periodic investments in a fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan

If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges

You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:
o You must select exchanges on a monthly or quarterly basis
o Both the originating and receiving accounts must have identical registrations
o The originating account must have a minimum balance of $5,000

You may have to pay income taxes on an exchange.

Distribution options

Each fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. If the amount of a distribution check would be less than $10, the fund may reinvest the amount instead of sending a check. Additional shares will be purchased at the then current net asset value.

Directed dividends

You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
o Your account must have a total value of at least $10,000 when you establish your plan
o You must request a periodic withdrawal of at least $50
o You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

Direct deposit

If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Buying, exchanging and selling shares

Voluntary tax withholding

You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Shareowner services

Pioneer website
www.pioneerinvestments.com

The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o Your current account information
o Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds
o A copy of Pioneer's privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
o Request account statements

If you plan to use FactFone(SM) to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM).

Household delivery of fund documents

With your consent, Pioneer may send a single proxy statement, prospectus and shareowner report to your residence for you and any other member of your household who has an account with a fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareowner reports to you within 30 days after receiving your notice.

Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

Early each year, the funds will mail you information about the tax status of the dividends and distributions paid to you by the funds.

TDD 1-800-225-1997

If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Privacy

Each fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The funds will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies

Signature guarantees and other requirements

You are required to obtain a signature guarantee when:
o Requesting certain types of exchanges or sales of fund shares
o Redeeming shares for which you hold a share certificate
o Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The funds may accept other forms of guarantee from financial intermediaries in limited circumstances.

Buying, exchanging and selling shares

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Exchange limitation

You may only make up to four exchange redemptions of $25,000 or more per account per calendar year out of a fund. The funds' exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the funds and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Internal Revenue Code. While financial intermediaries that maintain omnibus accounts that invest in a fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

Minimum account size

Each fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, each fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Telephone and website access

You may have difficulty contacting the funds by telephone or accessing pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerinvestments.com or reach the funds by telephone, you should communicate with the funds in writing.

Share certificates

Each fund does not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

Other policies

The funds and the distributor reserve the right to:
o reject any purchase or exchange order for any reason, without prior notice
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The funds will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

Each fund reserves the right to:
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, or when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by a fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash
o charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days' notice. The fund may do this by deducting the fee from your distribution of dividends and/or by redeeming shares to the extent necessary to cover the fee

Dividends, capital gains and taxes

Dividends and capital gains

Each fund generally pays any distributions of net short- and long-term capital gains in December.

Each fund generally pays dividends from any net investment income in December.

Each fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in a fund shortly before a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution in additional shares or receive it as cash.

Taxes

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the funds, whether you take the distributions in cash or reinvest them in additional shares. For U.S. federal income tax purposes, distributions from a fund's net capital gains (if any) are considered long-term capital gains and may be taxable to you at reduced rates depending upon their source and other factors. Distributions from a fund's net short-term capital gains are taxable as ordinary income. Other dividends are taxable either as ordinary income or, for taxable years beginning on or before December 31, 2010, if so designated by a fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. "Qualified dividend income" generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be "qualified dividend income" if that stock is readily tradable on an established U.S. securities market. To the extent that a fund pays dividends attributable to income received by it from underlying fixed income funds, those dividends generally will not qualify for taxation as "qualified dividend income". When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds and the tax basis for the shares that you sell or exchange.

You must provide your social security number or other taxpayer identification number to the funds along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the funds will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal, state, local and foreign tax considerations relating to an investment in the funds. You may also consult the funds' statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect a fund and its shareowners.

--------------------------------------------------------------------------------
Sales and exchanges may be taxable transactions to shareowners.
--------------------------------------------------------------------------------

Financial highlights

The financial highlights table helps you understand each fund's financial performance since inception.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class A, Class B and Class C shares of each fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the funds' independent registered public accounting firm, whose report is included in the funds' annual report along with the funds' financial statements. The annual report is available upon request.

Conservative Allocation Fund

Class A

                                                    Year          Year      5/12/05 (a)
                                                   Ended         Ended          To
                                                  7/31/07       7/31/06       7/31/05
---------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.56        $10.29        $ 10.00
                                                  -------------------------------------
Increase from investment operations:
  Net investment income (b)                       $  0.32        $ 0.25        $  0.05
  Net realized and unrealized gain
    on investments                                   0.61          0.09           0.24
                                                  -------------------------------------
    Net increase from investment
     operations                                   $  0.93        $ 0.34        $  0.29
                                                  -------------------------------------
Distributions to shareowners:
  Net investment income                           $ (0.19)       $(0.06)       $     -
  Net realized gain                                 (0.02)        (0.01)             -
                                                  -------------------------------------
Net increase in net asset value                   $  0.72        $ 0.27        $  0.29
                                                  -------------------------------------
Net asset value, end of period                    $ 11.28        $10.56        $ 10.29
                                                  =====================================
Total return*                                        8.89%         3.33%          2.90%***
Ratio of net expenses to average
  net assets+++                                      0.78%         0.78%          0.78%**
Ratio of net investment income to
  average net assets+++                              2.90%         2.38%          2.26%**
Portfolio turnover rate                                15%           15%             9%
Net assets, end of period (in thousands)          $23,324        $8,837        $   877
Ratios with no waiver of management fees
  and assumption of expenses by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                       0.98%         2.12%         40.41%**
  Net investment income (loss)                       2.70%         1.04%        (37.37)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                       0.78%         0.78%          0.78%**
  Net investment income                              2.90%         2.38%          2.26%**
---------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Conservative Allocation Fund

Class B

                                               Year         Year       5/12/05 (a)
                                              Ended        Ended           To
                                             7/31/07      7/31/06        7/31/05
------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.44       $10.28        $ 10.00
                                              --------------------------------------
Increase from investment operations:
  Net investment income (b)                   $ 0.21       $ 0.15        $  0.03
  Net realized and unrealized gain
    on investments                              0.63         0.08           0.25
                                              --------------------------------------
    Net increase from investment
     operations                               $ 0.84       $ 0.23        $  0.28
                                              --------------------------------------
Distributions to shareowners:
  Net investment income                       $(0.16)     $ (0.06)       $     -
  Net realized gain                            (0.02)       (0.01)             -
                                              --------------------------------------
Net increase in net asset value               $ 0.66       $ 0.16        $  0.28
                                              --------------------------------------
Net asset value, end of period                $11.10       $10.44        $ 10.28
                                              ======================================
Total return*                                   8.09%        2.26%          2.80%***
Ratio of net expenses to average
  net assets+++                                 1.69%        1.68%          1.68%**
Ratio of net investment income to
  average net assets+++                         1.91%        1.49%          1.23%**
Portfolio turnover rate                           15%          15%             9%
Net assets, end of period (in thousands)      $4,729       $2,830        $   221
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                  1.91%        3.08%         38.96%**
  Net investment income (loss)                  1.69%        0.09%        (36.05)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                  1.68%        1.68%          1.68%**
  Net investment income                         1.92%        1.49%          1.23%**
----------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Conservative Allocation Fund

Class C

                                               Year         Year       5/12/05 (a)
                                              Ended        Ended           To
                                             7/31/07      7/31/06        7/31/05
------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.44       $10.26        $ 10.00
                                              --------------------------------------
Increase from investment operations:
  Net investment income (b)                   $ 0.21       $ 0.15        $  0.03
  Net realized and unrealized gain
    on investments                              0.62         0.10           0.23
                                              --------------------------------------
    Net increase from investment
     operations                               $ 0.83       $ 0.25        $  0.26
                                              --------------------------------------
Distributions to shareowners:
  Net investment income                       $(0.16)     $ (0.06)       $     -
  Net realized gain                            (0.02)       (0.01)             -
                                              --------------------------------------
Net increase in net asset value               $ 0.65       $ 0.18        $  0.26
                                              --------------------------------------
Net asset value, end of period                $11.09       $10.44        $ 10.26
                                              ======================================
Total return*                                   8.00%        2.46%          2.60%***
Ratio of net expenses to average
  net assets+++                                 1.68%        1.68%          1.68%**
Ratio of net investment income to
  average net assets+++                         1.92%        1.48%          1.17%**
Portfolio turnover rate                           15%          15%             9%
Net assets, end of period (in thousands)      $9,814       $5,201        $   679
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                  1.76%        2.80%         45.38%**
  Net investment income (loss)                  1.84%        0.36%        (42.53)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                  1.68%        1.68%          1.68%**
  Net investment income                         1.92%        1.48%          1.17%**
----------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Moderate Allocation Fund

Class A

                                                 Year         Year        8/9/04 (a)
                                                 Ended        Ended           To
                                                7/31/07      7/31/06        7/31/05
-------------------------------------------------------------------------------------
Net asset value, beginning of period          $  11.39      $ 11.15        $ 10.00
                                              ----------------------------------------
Increase from investment operations:
  Net investment income (b)                   $   0.21      $  0.16        $  0.15
  Net realized and unrealized gain
    on investments                                1.21         0.38           1.27
                                              ----------------------------------------
    Net increase from investment
     operations                               $   1.42      $  0.54        $  1.42
                                              ----------------------------------------
Distributions to shareowners:
  Net investment income                       $  (0.28)    $  (0.06)       $ (0.04)
  Net realized gain                              (0.03)       (0.24)         (0.23)
                                              ----------------------------------------
Net increase in net asset value               $   1.11      $  0.24        $  1.15
                                              ----------------------------------------
Net asset value, end of period                $  12.50      $ 11.39        $ 11.15
                                              ========================================
Total return*                                    12.58%        4.98%         14.37%***
Ratio of net expenses to average
  net assets+++                                   0.65%        0.63%          0.77%**
Ratio of net investment income to
  average net assets+++                           1.75%        1.40%          1.37%**
Portfolio turnover rate                             19%          52%            19%
Net assets, end of period (in thousands)      $165,090     $148,495        $32,893
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                    0.65%        0.63%          1.26%**
  Net investment income                           1.75%        1.40%          0.88%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                    0.65%        0.63%          0.77%**
  Net investment income                           1.75%        1.40%          1.37%**
-------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Moderate Allocation Fund

Class B

                                               Year          Year         8/9/04 (a)
                                              Ended         Ended             To
                                             7/31/07       7/31/06          7/31/05
---------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 10.92       $ 10.77          $10.00
                                             ------------------------------------------
Increase from investment operations:
  Net investment income (b)                  $  0.11       $  0.06          $ 0.02
  Net realized and unrealized gain
    on investments                              1.16          0.36            0.98
                                             ------------------------------------------
    Net increase from investment
     operations                              $  1.27       $  0.42          $ 1.00
                                             ------------------------------------------
Distributions to shareowners:
  Net investment income                      $ (0.19)      $ (0.03)         $    -
  Net realized gain                            (0.03)        (0.24)          (0.23)
                                             ------------------------------------------
Net increase in net asset value              $  1.05       $  0.15          $ 0.77
                                             ------------------------------------------
Net asset value, end of period               $ 11.97       $ 10.92          $10.77
                                             ==========================================
Total return*                                  11.70%         4.00%           10.11%***
Ratio of net expenses to average
  net assets+++                                 1.50%         1.51%            1.67%**
Ratio of net investment income to
  average net assets+++                         0.91%         0.51%            0.16%**
Portfolio turnover rate                           19%           52%              19%
Net assets, end of period (in thousands)     $60,796       $55,053          $ 9,781
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                  1.50%         1.51%            2.08%**
  Net investment income (loss)                  0.91%         0.51%           (0.25)%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                  1.49%         1.51%            1.67%**
  Net investment income                         0.92%         0.51%            0.16%**
---------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Moderate Allocation Fund

Class C

                                               Year          Year        8/9/04 (a)
                                              Ended         Ended           To
                                             7/31/07       7/31/06        7/31/05
--------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 10.85       $ 10.68         $ 10.00
                                             -----------------------------------------
Increase from investment operations:
  Net investment income (b)                  $  0.12       $  0.07         $  0.05
  Net realized and unrealized gain
    on investments                              1.15          0.35            0.87
                                             -----------------------------------------
    Net increase from investment
     operations                              $  1.27       $  0.42         $  0.92
                                             -----------------------------------------
Distributions to shareowners:
  Net investment income                      $ (0.21)      $ (0.01)        $ (0.01)
  Net realized gain                            (0.03)        (0.24)          (0.23)
                                             -----------------------------------------
Net increase in net asset value              $  1.03       $  0.17         $  0.68
                                             -----------------------------------------
Net asset value, end of period               $ 11.88       $ 10.85         $ 10.68
                                             =========================================
Total return*                                  11.83%         4.06%           9.32%***
Ratio of net expenses to average
  net assets+++                                 1.39%         1.42%           1.67%**
Ratio of net investment income to
  average net assets+++                         1.03%         0.60%           0.44%**
Portfolio turnover rate                           19%           52%             19%
Net assets, end of period (in thousands)     $47,405       $32,416         $15,223
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                  1.39%         1.42%           2.03%**
  Net investment income                         1.03%         0.60%           0.08%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                  1.38%         1.42%           1.67%**
  Net investment income                         1.04%         0.60%           0.44%**
-------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Growth Allocation Fund

Class A

                                               Year         Year         8/9/04 (a)
                                               Ended        Ended           To
                                              7/31/07      7/31/06        7/31/05
---------------------------------------------------------------------------------------
Net asset value, beginning of period          $  12.04     $  11.50        $ 10.00
                                              ----------------------------------------
Increase from investment operations:
  Net investment income (b)                   $   0.15     $   0.09        $  0.08
  Net realized and unrealized gain
    on investments                                1.61         0.63           1.70
                                              ----------------------------------------
    Net increase from investment
     operations                               $   1.76     $   0.72        $  1.78
                                              ----------------------------------------
Distributions to shareowners:
  Net investment income                       $  (0.23)    $  (0.05)       $ (0.03)
  Net realized gain                              (0.10)       (0.13)         (0.25)
                                              ----------------------------------------
Net increase in net asset value               $   1.43     $   0.54        $  1.50
                                              ----------------------------------------
Net asset value, end of period                $  13.47     $  12.04        $ 11.50
                                              ========================================
Total return*                                    14.73%        6.29%         17.96%***
Ratio of net expenses to average
  net assets+++                                   0.72%        0.74%          0.81%**
Ratio of net investment income to
  average net assets+++                           1.09%        0.74%          0.69%**
Portfolio turnover rate                             11%          27%             2%
Net assets, end of period (in thousands)      $157,453     $116,161        $31,212
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                    0.72%        0.74%          1.42%**
  Net investment income                           1.09%        0.74%          0.08%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                    0.71%        0.74%          0.81%**
  Net investment income                           1.10%        0.74%          0.69%**
---------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Growth Allocation Fund

Class B

                                               Year          Year         8/9/04 (a)
                                              Ended          Ended            To
                                             7/31/07        7/31/06         7/31/05
---------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 10.93        $ 10.50         $ 10.00
                                             ------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)           $  0.03        $ (0.01)        $  0.01
  Net realized and unrealized gain
    on investments                              1.45           0.59            0.74
                                             ------------------------------------------
    Net increase from investment
     operations                              $  1.48        $  0.58         $  0.75
                                             ------------------------------------------
Distributions to shareowners:
  Net investment income                      $ (0.14)       $ (0.02)        $     -
  Net realized gain                            (0.10)         (0.13)          (0.25)
                                             ------------------------------------------
Net increase in net asset value              $  1.24        $  0.43         $  0.50
                                             ------------------------------------------
Net asset value, end of period               $ 12.17        $ 10.93         $ 10.50
                                             ==========================================
Total return*                                  13.67%          5.53%           7.59%***
Ratio of net expenses to average
  net assets+++                                 1.58%          1.57%           1.71%**
Ratio of net investment income (loss)
  to average net assets+++                      0.23%         (0.08)%          0.05%**
Portfolio turnover rate                           11%            27%              2%
Net assets, end of period (in thousands)     $76,095        $61,373         $10,219
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                  1.60%          1.62%           2.27%**
  Net investment income (loss)                  0.21%         (0.13)%         (0.51)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                  1.57%          1.57%           1.71%**
  Net investment income (loss)                  0.24%         (0.08)%          0.05%**
---------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Growth Allocation Fund

Class C

                                               Year          Year        8/9/04 (a)
                                              Ended         Ended            To
                                             7/31/07       7/31/06         7/31/05
------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 11.58        $ 11.10         $10.00
                                             ------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)           $  0.05        $     -         $ (0.01)
  Net realized and unrealized gain
    on investments                              1.53          0.61           1.37
                                             ------------------------------------------
    Net increase from investment
     operations                              $  1.58        $  0.61         $ 1.36
                                             ------------------------------------------
Distributions to shareowners:
  Net investment income                      $ (0.16)       $     -         $ (0.01)
  Net realized gain                            (0.10)         (0.13)          (0.25)
                                             ------------------------------------------
Net increase in net asset value              $  1.32        $  0.48         $ 1.10
                                             ------------------------------------------
Net asset value, end of period               $ 12.90        $ 11.58         $11.10
                                             ==========================================
Total return*                                  13.75%          5.51%          13.67%***
Ratio of net expenses to average
  net assets+++                                 1.44%          1.46%           1.71%**
Ratio of net investment income (loss)
  to average net assets+++                      0.37%          0.02%          (0.07)%**
Portfolio turnover rate                           11%            27%              2%
Net assets, end of period (in thousands)     $52,861        $33,315         $14,874
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                  1.44%          1.46%           2.13%**
  Net investment income (loss)                  0.37%          0.02%          (0.49)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                  1.43%          1.46%           1.71%**
  Net investment income (loss)                  0.38%          0.02%          (0.07)%**
------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Aggressive Allocation Fund

Class A

                                                 Year         Year      8/9/04 (a)
                                                 Ended       Ended         To
                                                7/31/07     7/31/06      7/31/05
------------------------------------------------------------------------------------
Net asset value, beginning of period           $  12.39     $ 11.82      $ 10.00
                                               -------------------------------------
Increase from investment operations:
  Net investment income (b)                    $   0.06     $  0.01      $     -
  Net realized and unrealized gain
    on investments                                 1.97        0.85         2.14
                                               -------------------------------------
    Net increase from investment
     operations                                $   2.03     $  0.86      $  2.14
                                               -------------------------------------
Distributions to shareowners:
  Net investment income                        $  (0.16)    $ (0.02)     $     -
  Net realized gain                               (0.06)      (0.27)       (0.27)
Return of capital                                     -           -        (0.05)
                                               -------------------------------------
Net increase in net asset value                $   1.81     $  0.57      $  1.82
                                               -------------------------------------
Net asset value, end of period                 $  14.20     $ 12.39      $ 11.82
                                               =====================================
Total return*                                     16.41%       7.30%       21.57%***
Ratio of net expenses to average
  net assets+++                                    0.82%       0.82%        0.86%**
Ratio of net investment income (loss)
  to average net assets+++                         0.44%       0.10%       (0.04)%**
Portfolio turnover rate                              18%         51%           3%
Net assets, end of period (in thousands)       $114,054     $84,775      $20,689
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                     0.82%       0.82%        2.14%**
  Net investment income (loss)                     0.44%       0.10%       (1.31)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                     0.81%       0.82%        0.86%**
  Net investment income (loss)                     0.45%       0.10%       (0.04)%**
------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Aggressive Allocation Fund

Class B

                                               Year           Year          8/9/04 (a)
                                               Ended          Ended            To
                                              7/31/07        7/31/06         7/31/05
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 11.84        $ 11.39          $10.00
                                              ------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment loss (b)                     $ (0.05)       $ (0.08)         $(0.03)
  Net realized and unrealized gain
    on investments                               1.88           0.80            1.72
                                              ------------------------------------------
    Net increase from investment
     operations                               $  1.83        $  0.72          $ 1.69
                                              ------------------------------------------
Distributions to shareowners:
  Net investment income                       $ (0.06)       $     -          $    -
  Net realized gain                             (0.06)         (0.27)           (0.27)
Return of capital                                   -              -            (0.03)
                                              ------------------------------------------
Net increase in net asset value               $  1.71        $  0.45          $ 1.39
                                              ------------------------------------------
Net asset value, end of period                $ 13.55        $ 11.84          $11.39
                                              ==========================================
Total return*                                   15.49%          6.36%          17.02%***
Ratio of net expenses to average
  net assets+++                                  1.66%          1.64%           1.76%**
Ratio of net investment loss to
  average net assets+++                         (0.39)%        (0.70)%         (0.26)%**
Portfolio turnover rate                            18%            51%              3%
Net assets, end of period (in thousands)      $37,749        $30,382          $5,845
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                   1.69%          1.69%           2.81%**
  Net investment loss                           (0.42)%        (0.75)%         (1.31)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                   1.64%          1.64%           1.76%**
  Net investment loss                           (0.38)%        (0.70)%         (0.26)%**
----------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Aggressive Allocation Fund

Class C

                                               Year           Year          8/9/04 (a)
                                               Ended          Ended            To
                                              7/31/07        7/31/06         7/31/05
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 12.00        $ 11.54          $10.00
                                              ------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment loss (b)                     $ (0.03)       $ (0.08)         $(0.04)
  Net realized and unrealized gain
    on investments                              1.90           0.81             1.88
                                              ------------------------------------------
    Net increase from investment
     operations                               $  1.87        $  0.73          $ 1.84
                                              ------------------------------------------
Distributions to shareowners:
  Net investment income                       $ (0.08)       $     -          $    -
  Net realized gain                             (0.06)         (0.27)          (0.27)
Return of capital                                   -              -           (0.03)
                                              ------------------------------------------
Net increase in net asset value               $  1.73        $  0.46          $ 1.54
                                              ------------------------------------------
Net asset value, end of period                $ 13.73        $ 12.00          $11.54
                                              ==========================================
Total return*                                   15.63%          6.37%          18.52%***
Ratio of net expenses to average
  net assets+++                                  1.52%          1.56%           1.76%**
Ratio of net investment loss to
  average net assets+++                         (0.26)%        (0.64)%         (0.39)%**
Portfolio turnover rate                            18%            51%              3%
Net assets, end of period (in thousands)      $23,584        $15,524          $7,144
Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                   1.52%          1.56%           2.74%**
  Net investment loss                           (0.26)%        (0.64)%         (1.37)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                   1.52%          1.56%           1.76%**
  Net investment loss                           (0.26)%        (0.64)%         (0.39)%**
----------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Appendix A

Information about the underlying funds

The following is intended to summarize the investment objectives and primary strategies of, and to provide you with certain other information about, the underlying funds. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund's prospectus, and are not an offer of the underlying funds' shares. The underlying funds in which the funds intend to invest may change from time to time and the funds may invest in underlying funds in addition to those described below at the discretion of Pioneer without prior notice to or approval of shareholders. The prospectus and statement of additional information for each underlying fund is available on the Securities and Exchange Commission's website as well as on our website at www.pioneerinvestments.com.

Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary, defensive purposes.

Appendix A

The underlying funds that invest primarily in equity securities are:

Pioneer Fund

Investment objective

Reasonable income and capital growth.

Principal investment strategies

The fund invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds
(ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.

Investment Adviser

Pioneer

Pioneer Growth Shares

Investment objective

Appreciation of capital.

Principal investment strategies

The fund invests primarily in equity securities of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds
(ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 30% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

Investment Adviser

Pioneer

Pioneer Independence Fund

Investment objective

Capital growth.

Principal investment strategies

The fund invests at least 80% of its assets in equity securities. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds
(ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers, including up to 10% of its assets in the securities of emerging markets issuers. The fund invests in non-U.S. securities to diversify its portfolio when they offer similar or greater potential for capital appreciation compared to U.S. securities.

Investment Adviser

Pioneer

Pioneer Research Fund

Investment objective

Long-term capital growth.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, from investment purposes) in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), preferred stocks, depositary receipts, rights and warrants.

Investment Adviser

Pioneer

Appendix A

Pioneer Growth Leaders Fund

Investment objective

Long term capital growth.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in common and preferred stocks and securities convertible into stocks. Securities convertible into stocks include depositary receipts on stocks, convertible debt securities, warrants and rights. The fund offers a broad investment program for the equity portion of an investor's portfolio, with an emphasis on mid and large capitalization issuers traded in the U.S. However, the fund may invest in issuers of any capitalization.

Investment Adviser

Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)

Pioneer Oak Ridge Large Cap Growth Fund

Investment objective

Capital appreciation.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large capitalization companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights and equity investments in real estate investment trusts (REITs).

Investment Adviser

Pioneer (adviser); Oak Ridge Investments, LLC (subadviser)

Pioneer AmPac Growth Fund

Investment objective

Long-term capital growth.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that have substantial sales to, or receive significant income from, countries within the Pacific Rim. These issuers meet one of the following criteria:
o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries (including the U.S. and other countries bordering the Pacific Ocean, such as China and Indonesia)
o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries other than the U.S.

The fund also may invest up to 30% of the value of its investments in equity securities of non-U.S. issuers that are traded in U.S. markets.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.

Investment Adviser

Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)

Pioneer Value Fund

Investment objective

Reasonable income and capital growth.

Principal investment strategies

The fund seeks to invest in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund primarily invests in securities of U.S. issuers. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in securities of emerging markets issuers.

Investment Adviser

Pioneer

Appendix A

Pioneer Cullen Value Fund

Investment objective

Capital appreciation. Current income is a secondary objective.

Principal investment strategies

The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. Up to 10% of the fund's total assets may be invested in securities of emerging market issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

Investment Adviser

Pioneer (adviser); Cullen Capital Management LLC (subadviser)

Pioneer Mid Cap Growth Fund

Investment objective

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Growth Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Growth Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. The size of the companies in the index changes with market conditions and the composition of the index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in REITs. REITs are companies that invest primarily in real estate or real estate related loans.

Investment Adviser

Pioneer

Appendix A

Pioneer Mid Cap Value Fund

Investment objective

Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

Investment Adviser

Pioneer

Pioneer Small and Mid Cap Growth Fund

Investment objective

Long-term capital growth.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small and mid-capitalization issuers, that is those with market values, at the time of investment, that do not exceed the market capitalization of the largest company within the S&P Mid Cap 400 Index. The size of the companies in the index may change dramatically as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in an index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.

There is no minimum percentage of assets which must be invested in either small-cap or mid-cap issuers and the fund has the flexibility to invest substantially in either small or mid-cap issuers when the fund's subadviser believes such focus is warranted.

Investment Adviser

Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)

Appendix A

Pioneer Oak Ridge Small Cap Growth Fund

Investment objective

Capital appreciation.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization companies.

Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled, publicly traded stocks that are included in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity investments in real estate investment trusts (REITs) and preferred stocks.

Investment Adviser

Pioneer (adviser); Oak Ridge Investments, LLC (subadviser)

Pioneer Small Cap Value Fund

Investment objective

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

Investment Adviser

Pioneer

Appendix A

Pioneer International Equity Fund

Investment objective

Long-term capital growth.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of non-U.S. issuers. The fund focuses on securities of issuers located in countries with developed markets (other than the United States) but may allocate up to 20% of its net assets in countries with emerging economies or securities markets. Developed markets outside the United States generally include, but are not limited to, the countries included in the Morgan Stanley Capital International Europe, Australasia, Far East Index. The fund's assets must be allocated to securities of issuers located in at least three non-U.S. countries. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

Investment Adviser

Pioneer

Pioneer International Value Fund

Investment objective

Long-term capital growth.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. These issuers may be located in both developed and emerging markets. Under normal circumstances, the fund's assets will be invested in securities of companies domiciled in at least three different foreign countries. Generally, the fund's investments in any country are limited to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound and the euro. Investment of a substantial portion of the fund's assets in such countries or currencies will subject the fund to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.

The fund may invest without limitation in securities of issuers located in countries with emerging economies or securities markets, but will not invest more than 25% of its total assets in securities of issuers located in any one such country.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred shares. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

Investment Adviser

Pioneer

Appendix A

Pioneer Europe Select Equity Fund

Investment objective

Long term growth of capital.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of European issuers. The fund's principal focus is on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

Equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

Investment Adviser

Pioneer

Pioneer Emerging Markets Fund

Investment objective

Long-term growth of capital.

Principal investment strategies

The fund invests primarily in securities of emerging market issuers. Although the fund invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the fund invests at least 80% of its total assets in the securities of emerging market corporate and government issuers, i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and securities with common stock characteristics, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), preferred stocks, depositary receipts, warrants and rights. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

Investment Adviser

Pioneer

Pioneer Real Estate Shares

Investment objective

Long-term growth of capital. Current income is a secondary objective.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights and preferred stocks.

REITs are companies that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest.

Investment Adviser

Pioneer (adviser); AEW Management and Advisors, L.P. (subadviser)

Appendix A

Pioneer Growth Opportunities Fund

Investment objective

Growth of capital.

Principal investment strategies

The fund invests primarily in equity securities of companies that Pioneer considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks.

The fund may invest a significant portion of its assets in equity securities of small companies.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in securities of emerging markets issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

Investment adviser

Pioneer

Pioneer Equity Income Fund

Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the fund may invest include common stocks, preferred stocks, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Investment Adviser

Pioneer

The underlying funds that invest primarily in debt securities are:

Pioneer Government Income Fund

Investment objective

Current income as is consistent with preservation of capital.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, and repurchase agreements and "when-issued" commitments with respect to these securities.

U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Securities in which the fund may invest include:

o U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities greater than 10 years)
o Obligations issued by or guaranteed as to principal and interest by the U.S. Treasury and certain agencies and instrumentalities of the U.S. government, such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration (FHA) debentures, for which the U.S.
  Treasury unconditionally guarantees payment of principal and interest
o Obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury
o Obligations of the Private Export Funding Corporation (PEFCO), which may be guaranteed by the Export-Import Bank of the U.S. (Exim Bank), an agency of the U.S.
o Obligations of government sponsored entities that do not have any form of credit support from the U.S. government, including the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (FNMA), Federal Home Loan Banks (FHLBs), Federal Farm Credit Banks (FFCB) and the Tennessee Valley Authority (TVA)

Government sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Home Loan Banks, the Private Export Funding Corporation, the Federal Farm Credit Banks and the Tennessee Valley Authority, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government.

Appendix A

The fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The fund may invest in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of Pioneer.

Investment adviser

Pioneer

Pioneer High Yield Fund

Investment objective

Maximize total return through a combination of income and capital appreciation.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase.

Investment Adviser

Pioneer

Pioneer Global High Yield Fund

Investment objective

Maximize total return through a combination of income and capital appreciation.

Principal investment strategies

Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase.

Investment Adviser

Pioneer

Pioneer Bond Fund

Investment objective

To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio.

Principal investment strategies
The fund invests primarily in:
o debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities,
o debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper,
o cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in these securities.

Cash and cash equivalents include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of the fund's portfolio investments.

Appendix A

U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may be supported by:
o the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA);
o the authority of the U.S. government to purchase certain obligations of the issuer, such as securities issued by the Federal National Mortgage Association (FNMA);
o the limited authority of the issuer to borrow from the U.S. Treasury; or
o only the credit of the issuer.

In addition, the fund may invest up to 20% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent credit quality as determined by Pioneer.

The fund may invest a substantial portion of its assets in mortgage-related securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers.

Investment Adviser

Pioneer

Pioneer Strategic Income Fund

Investment objective

A high level of current income.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. Pioneer allocates the fund's investments among the following three segments of the debt markets:
o Below investment grade (high yield) securities of U.S. and non-U.S. issuers
o Investment grade securities of U.S. issuers
o Investment grade securities of non-U.S. issuers

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The fund invests primarily in:
o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities
o Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt
o Mortgage-backed and asset-backed securities

The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund invests in securities with a broad range of maturities.

Depending upon Pioneer's allocation among market segments, up to 70% of the fund's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the fund's total assets may be invested in debt securities rated below CCC by Standard & Poor's Ratings Group or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Depending upon Pioneer's allocation among market segments, up to 85% of the fund's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.

Investment Adviser

Pioneer

Appendix A

Pioneer Floating Rate Fund

Investment objective

A high level of current income.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate loans and other floating rate investments. Floating rate investments are securities and other instruments with interest rates that adjust or "float" periodically based on a specified interest rate or other reference and include repurchase agreements, money market securities and shares of money market and short-term bond funds.

Floating rate loans are made by banks and other financial institutions to large corporate customers. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR), a designated U.S. bank's prime or base rate or the overnight federal funds rate, plus a premium. Some loans reset on set dates, typically every 30 to 90 days, but not to exceed one year. Other loans reset periodically when the underlying rate resets.

Floating rate loans are typically rated below investment grade.

In most instances, the fund's investments in floating rate loans will hold a senior position in the capital structure of the borrower. Having a senior position means that, if the borrower becomes insolvent, senior debtholders, like the fund, will be paid before subordinated debtholders and stockholders of the borrower. Senior loans typically are secured by specific collateral.

Loans can be acquired directly through the agent, by assignment from another holder of the loan, or as a participation interest in the loan.

The fund may invest up to 35% of its total assets in debt securities of non-U.S. issuers, including emerging market issuers.

Investment adviser

Pioneer

Pioneer Short Term Income Fund

Investment objective

A high level of current income to the extent consistent with a relatively high level of stability of principal.

Principal investment strategies

The fund invests primarily in:
o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
o Debt securities, including convertible debt, of U.S. and non-U.S. issuers and commercial paper
o Mortgage-backed and asset-backed securities of U.S. and non-U.S. issuers
o Short-term money market instruments of U.S. and non-U.S. issuers

Normally, at least 80% of the fund's net assets are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents. Cash and cash equivalents include cash balances, accrued interest and receivables for items such as proceeds, not yet received, from the sale of the fund's portfolio investments. The fund will normally maintain a dollar-weighted average portfolio maturity of no more than three years.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in debt securities of emerging market issuers.

Investment Adviser

Pioneer

Appendix A

Pioneer Cash Reserves Fund

Investment objective

High current income, preservation of capital and liquidity through investments in high-quality short-term securities.

Principal investment strategies

The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities, including those issued by:
o U.S. and foreign banks
o U.S. and foreign corporate issuers
o The U.S. government and its agencies and instrumentalities
o Foreign governments
o Multinational organizations such as the World Bank

The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities.

Investment Adviser

Pioneer

Pioneer
Ibbotson Asset Allocation Series

You can obtain more free information about each fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Each fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com.

Shareowner reports

Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide information about each fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about the funds. It is incorporated by reference into this prospectus.

Visit our website

www.pioneerinvestments.com

You can also review and copy each fund's and each underlying fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-21569)


[LOGO] PIONEER
       Investments(R)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   20162-01-1207
                                        (C) 2007 Pioneer Funds Distributor, Inc.
www.pioneerinvestments.com                                          Member SIPC

PIONEER
--------------------------------------------------------------------------------
IBBOTSON ASSET ALLOCATION SERIES
     Pioneer Ibbotson Conservative Allocation Fund
     Pioneer Ibbotson Moderate Allocation Fund
     Pioneer Ibbotson Growth Allocation Fund
     Pioneer Ibbotson Aggressive Allocation Fund

                         Prospectus

                         December 1, 2007

                         Class Y Shares

                         Contents
                         ------------------------------------------------
                         Overview ...................................  1
                         Basic information about the funds   ........  3
                                 Conservative Allocation Fund .......  3
                                 Moderate Allocation Fund ........... 13
                                 Growth Allocation Fund ............. 23
                                 Aggressive Allocation Fund ......... 33
                         Asset allocation process ................... 43
                         Management ................................. 45
                         Buying, exchanging and selling shares ...... 48
                         Dividends, capital gains and taxes ......... 66
                         Financial highlights ....................... 68

Neither the Securities and Exchange Commission nor any state securities agency has approved or disapproved the funds' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

[Logo]
PIONEER
Investments(R)

--------------------------------------------------------------------------------
 An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Contact your investment professional to discuss how a fund fits into your portfolio.
--------------------------------------------------------------------------------

Overview

Pioneer Ibbotson Asset Allocation Series includes four funds, each of which seeks to achieve its investment objective by investing in other funds ("underlying funds") and using asset allocation strategies to allocate its assets among the underlying funds rather than direct positions in securities. Each fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in a fund entails more direct and indirect expenses than a direct investment in the underlying funds. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

The underlying funds in which the funds intend to invest may change from time to time and the funds may invest in underlying funds in addition to those described in this prospectus at the discretion of Pioneer without prior notice to or approval of shareholders.

The following is a general guide regarding the anticipated allocation of assets of each of the funds between broad asset classes. Pioneer Investment Management, Inc., the funds' investment adviser, may change these allocation ranges from time to time without the approval of or notice to shareholders.

The fixed income allocation includes each fund's investments in cash, cash equivalents, or money market funds.

                                              Investment Strategies/Asset
                                                         Class
                                                        Targets
                                              ----------------------------
                                                 Equity       Fixed Income
                             Investment           Fund            Fund
Fund                         Objective         Allocation      Allocation
--------------------------------------------------------------------------
Pioneer
Ibbotson                Long-term
Conservative            capital growth and
Allocation Fund         current income.          20-40%          60-80%
--------------------------------------------------------------------------
Pioneer                 Long-term                50-70%          30-50%
Ibbotson                capital growth and
Moderate                current income.
Allocation Fund
--------------------------------------------------------------------------
Pioneer                 Long-term                70-100%         0-30%
Ibbotson                capital growth and
Growth                  current income.
Allocation Fund
--------------------------------------------------------------------------
Pioneer                 Long-term                85-100%         0-15%
Ibbotson Aggressive     capital growth.
Allocation Fund
--------------------------------------------------------------------------

Overview

Asset allocation process

Pioneer allocates each fund's assets among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term.

Pioneer has engaged Ibbotson Associates Advisors, LLC to act as subadviser to each fund and allocate, subject to Pioneer's supervision, each fund's assets among the underlying funds. For a further discussion of the allocation process employed by Ibbotson see "Asset allocation process."

As of the date of this prospectus, the funds invest solely in other Pioneer funds. Under an exemptive order issued to Pioneer by the Securities and Exchange Commission and recently adopted rules, the funds may invest in underlying funds that are either managed by Pioneer or managed by an adviser not associated with Pioneer. Accordingly, Pioneer and Ibbotson may add funds that are not managed by Pioneer to the list of potential underlying funds in the future. It is anticipated that underlying funds managed by Pioneer will at all times represent a significant portion of a fund's investments.

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Investment objective

Long-term capital growth and current income.

Principal investment strategies

The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a conservative allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                                     Equity       Fixed Income
                                                      Fund            Fund
                                                   Allocation      Allocation
------------------------------------------------------------------------------
Pioneer Ibbotson Conservative Allocation Fund        20-40%          60-80%
------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                               Percentage
                                                                 of Fund
Fund Name                                                       Holdings
--------------------------------------------------------------------------
Pioneer Fund                                                      0-30%
Pioneer Independence Fund                                         0-30%
Pioneer Growth Shares Fund                                        0-30%
Pioneer Research Fund                                             0-30%
Pioneer Growth Leaders Fund                                       0-30%
Pioneer Oak Ridge Large Cap Growth Fund                           0-30%
Pioneer AmPac Growth Fund                                         0-30%
Pioneer Value Fund                                                0-30%
Pioneer Cullen Value Fund                                         0-30%
Pioneer Mid Cap Growth Fund                                       0-30%
Pioneer Mid Cap Value Fund                                        0-30%
Pioneer Small and Mid Cap Growth Fund                             0-30%
Pioneer Oak Ridge Small Cap Growth Fund                           0-30%
Pioneer Small Cap Value Fund                                      0-30%
Pioneer International Equity Fund                                 0-30%
Pioneer International Value Fund                                  0-30%
Pioneer Europe Select Equity Fund                                 0-30%
Pioneer Emerging Markets Fund                                     0-30%
Pioneer Real Estate Shares                                        0-30%
Pioneer Growth Opportunities Fund                                 0-30%
Pioneer Equity Income Fund                                        0-30%
Pioneer Government Income Fund                                    0-30%
Pioneer High Yield Fund                                           0-30%
Pioneer Global High Yield Fund                                    0-30%
Pioneer Bond Fund                                                 0-30%
Pioneer Strategic Income Fund                                     0-30%
Pioneer Floating Rate Fund                                        0-30%
Pioneer Short Term Income Fund                                    0-30%
Pioneer Cash Reserves Fund                                        0-30%

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.


Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:

o  The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors


Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:

o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:

o Be more sensitive to changes in the economy, earnings results and investor expectations
o  Have more limited product lines and capital resources
o  Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o  Offer greater potential for loss than other U.S. equity securities


Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:

o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes

o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed


Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. The adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o  Withholding and other non-U.S. taxes may decrease the fund's return


High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and deteriorating economic environment
o  Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time


Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, or cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.


Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:

o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o  As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


Fund performance

The chart shows the year-by-year performance of the fund's Class Y shares.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

You do not pay a sales charge on purchases or redemptions of Class Y shares.


Annual return Class Y shares (%)
(Year ended December 31)

[THE FOLLOWING IS A TABULAR REPRESENTATION OF A BAR CHART]

'06                  7.07

The highest calendar quarterly return was 2.91% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -.47% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 5.86%.

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Comparison with the Standard & Poor's 500 Stock Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for Class Y shares of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Stock Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Stock Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:

o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

You do not pay a sales charge on purchases or redemptions of Class Y shares.

Average annual total return (%)
(for periods ended December 31)

                                                                       Since  Inception
                                                          1 Year   Inception       Date
---------------------------------------------------------------------------------------
Class Y                                                                         5/12/05
Return before taxes                                        7.07       7.23
---------------------------------------------------------------------------------------
Return after taxes on distributions                        6.48       6.74
---------------------------------------------------------------------------------------
Return after taxes on distribution and sale of shares      4.69       5.92
---------------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index
(reflects no deduction for taxes)                         15.78      13.75
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                          4.33       3.01
---------------------------------------------------------------------------------------

# Inception date of the fund's Class A shares. Class Y shares commenced operations on October 5, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                           Class Y
--------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                 None
--------------------------------------------------------------------
Maximum deferred sales charge (load) when you sell shares       None
--------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                   Class Y
---------------------------------------------------------------------
Management Fee                                                  0.17%
---------------------------------------------------------------------
Distribution and Service (12b-1) Fee                            0.00%
---------------------------------------------------------------------
Other Expenses                                                  0.77%
---------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds                 0.60%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.54%
---------------------------------------------------------------------
Fee Waiver and Expense Limitation                               0.00%
---------------------------------------------------------------------
Net Expense                                                     1.54%
---------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same and e) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                       Number of years you own your shares
                                       -----------------------------------
                                        1          3          5         10
--------------------------------------------------------------------------
Class Y Shares                       $157       $486       $839     $1,834
--------------------------------------------------------------------------

1 The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

2 Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

3 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Investment objective
Long-term capital growth and current income.

Principal investment strategies

The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a moderate allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                                 Equity       Fixed Income
                                                  Fund            Fund
                                               Allocation      Allocation
---------------------------------------------------------------------------
Pioneer Ibbotson Moderate Allocation Fund        50-70%          30-50%
---------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                              Percentage
                                                               of Fund
Fund Name                                                      Holdings
------------------------------------------------------------------------
Pioneer Fund                                                    0-30%
Pioneer Independence Fund                                       0-30%
Pioneer Growth Shares Fund                                      0-30%
Pioneer Research Fund                                           0-30%
Pioneer Growth Leaders Fund                                     0-30%
Pioneer Oak Ridge Large Cap Growth Fund                         0-30%
Pioneer AmPac Growth Fund                                       0-30%
Pioneer Value Fund                                              0-30%
Pioneer Cullen Value Fund                                       0-30%
Pioneer Mid Cap Growth Fund                                     0-30%
Pioneer Mid Cap Value Fund                                      0-30%
Pioneer Small and Mid Cap Growth Fund                           0-30%
Pioneer Oak Ridge Small Cap Growth Fund                         0-30%
Pioneer Small Cap Value Fund                                    0-30%
Pioneer International Equity Fund                               0-30%
Pioneer International Value Fund                                0-30%
Pioneer Europe Select Equity Fund                               0-30%
Pioneer Emerging Markets Fund                                   0-30%
Pioneer Real Estate Shares                                      0-30%
Pioneer Growth Opportunities Fund                               0-30%
Pioneer Equity Income Fund                                      0-30%
Pioneer Government Income Fund                                  0-30%
Pioneer High Yield Fund                                         0-30%
Pioneer Global High Yield Fund                                  0-30%
Pioneer Bond Fund                                               0-30%
Pioneer Strategic Income Fund                                   0-30%
Pioneer Floating Rate Fund                                      0-30%
Pioneer Short Term Income Fund                                  0-30%
Pioneer Cash Reserves Fund                                      0-30%

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.


Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:

o  The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:

o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:

o Be more sensitive to changes in the economy, earnings results and investor expectations
o  Have more limited product lines and capital resources
o  Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o  Offer greater potential for loss than other U.S. equity securities

Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:

o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes

o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed


Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. The adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o  Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and deteriorating economic environment
o  Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time


Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.


Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:

o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o  As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.


The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


Fund performance
The chart shows the year-by-year performance of the fund's Class Y shares.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

You do not pay a sales charge on purchases or redemptions of Class Y shares.


Annual return Class Y shares (%)
(Year ended December 31)

[THE FOLLOWING IS A TABULAR REPRESENTATION OF A BAR CHART]

'05              6.51
'06             11.20

The highest calendar quarterly return was 4.90% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -1.38% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 8.04%.

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Comparison with the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for Class Y shares of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:

o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

You do not pay a sales charge on purchases or redemptions of Class Y shares.

Average annual total return (%)
(for periods ended December 31, 2006)

                                                                         Since  Inception
                                                            1 Year   Inception      Date#
------------------------------------------------------------------------------------------
Class Y                                                                            8/9/04
Return before taxes                                         11.20      11.92
------------------------------------------------------------------------------------------
Return after taxes on distributions                         10.32      11.12
------------------------------------------------------------------------------------------
Return after taxes on distribution and sale of shares        7.49       9.97
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)                           15.78      13.40
------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                            4.33       3.43
------------------------------------------------------------------------------------------

# Inception date of the fund's Class A shares. Class Y shares commenced operations on September 23, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                                      Class Y
-------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                            None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) when you sell shares                  None
-------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                             Class Y
-------------------------------------------------------------------------------
Management Fee                                                            0.17%
-------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                      0.00%
-------------------------------------------------------------------------------
Other Expenses                                                            0.16%
-------------------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds                           0.72%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.05%
-------------------------------------------------------------------------------
Fee Waiver and Expense Limitation                                         0.00%
-------------------------------------------------------------------------------
Net Expense                                                               1.05%
-------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same and e) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                     Number of years you own your shares
                                     -----------------------------------
                                     1           3          5          10
--------------------------------------------------------------------------
Class Y Shares                    $107        $334       $579      $1,283
--------------------------------------------------------------------------

1 The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

2 Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

3 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Investment objective

Long-term capital growth and current income.

Principal investment strategies

The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a moderate growth allocation fund, the fund's assets will be invested in equity and fixed income funds, although a small portion will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                               Equity       Fixed Income
                                                Fund            Fund
                                             Allocation      Allocation
-------------------------------------------------------------------------
Pioneer Ibbotson Growth Allocation Fund        70-100%         0-30%
-------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                                   Percentage
                                                                     of Fund
Fund Name                                                            Holdings
-----------------------------------------------------------------------------
Pioneer Fund                                                            0-30%
Pioneer Independence Fund                                               0-30%
Pioneer Growth Shares Fund                                              0-30%
Pioneer Research Fund                                                   0-30%
Pioneer Growth Leaders Fund                                             0-30%
Pioneer Oak Ridge Large Cap Growth Fund                                 0-30%
Pioneer AmPac Growth Fund                                               0-30%
Pioneer Value Fund                                                      0-30%
Pioneer Cullen Value Fund                                               0-30%
Pioneer Mid Cap Growth Fund                                             0-30%
Pioneer Mid Cap Value Fund                                              0-30%
Pioneer Small and Mid Cap Growth Fund                                   0-30%
Pioneer Oak Ridge Small Cap Growth Fund                                 0-30%
Pioneer Small Cap Value Fund                                            0-30%
Pioneer International Equity Fund                                       0-30%
Pioneer International Value Fund                                        0-30%
Pioneer Europe Select Equity Fund                                       0-30%
Pioneer Emerging Markets Fund                                           0-30%
Pioneer Real Estate Shares                                              0-30%
Pioneer Growth Opportunities Fund                                       0-30%
Pioneer Equity Income Fund                                              0-30%
Pioneer Government Income Fund                                          0-30%
Pioneer High Yield Fund                                                 0-30%
Pioneer Global High Yield Fund                                          0-30%
Pioneer Bond Fund                                                       0-30%
Pioneer Strategic Income Fund                                           0-30%
Pioneer Floating Rate Fund                                              0-30%
Pioneer Short Term Income Fund                                          0-30%
Pioneer Cash Reserves Fund                                              0-30%

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:

o  The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors


Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of

Basic information about
Pioneer Ibbotson Growth Allocation Fund

your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:

o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect


Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:

o Be more sensitive to changes in the economy, earnings results and investor expectations
o  Have more limited product lines and capital resources
o  Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o  Offer greater potential for loss than other U.S. equity securities


Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:

o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes

o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed


Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. The adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o  Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and deteriorating economic environment
o  Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

Basic information about
Pioneer Ibbotson Growth Allocation Fund

o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time


Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.


Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:

o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o  As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


Fund performance

The chart shows the year-by-year performance of the fund's Class Y shares.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

You do not pay a sales charge on purchases or redemptions of Class Y shares.


Annual return Class Y shares (%)
(Year ended December 31)


[THE FOLLOWING IS A TABULAR REPRESENTATION OF A BAR CHART]

'05               8.38
'06              13.51

The highest calendar quarterly return was 5.94% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -1.78% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 9.18%.

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Comparison with the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for Class Y shares of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:

o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

You do not pay a sales charge on purchases or redemptions of Class Y shares.


Average annual total return (%)
(for periods ended December 31, 2006)

                                                                         Since  Inception
                                                            1 Year   Inception      Date#
------------------------------------------------------------------------------------------
Class Y                                                                             8/9/04
Return before taxes                                         13.51      14.76
------------------------------------------------------------------------------------------
Return after taxes on distributions                         12.81      14.14
------------------------------------------------------------------------------------------
Return after taxes on distribution and sale of shares        9.17      12.55
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)                           15.78      13.40
------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                            4.33       3.43
------------------------------------------------------------------------------------------

# Inception date of the fund's Class A shares. Class Y shares commenced operations on September 23, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                                    Class Y
-----------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                          None
-----------------------------------------------------------------------------
Maximum deferred sales charge (load) when you sell shares                None
-----------------------------------------------------------------------------


Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                           Class Y
-----------------------------------------------------------------------------
Management Fee                                                          0.17%
-----------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                    0.00%
-----------------------------------------------------------------------------
Other Expenses                                                          0.23%
-----------------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds                         0.77%
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    1.17%
-----------------------------------------------------------------------------
Fee Waiver and Expense Limitation                                       0.00%
-----------------------------------------------------------------------------
Net Expense                                                             1.17%
-----------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same and e) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                       Number of years you own your shares
                                    --------------------------------------
                                       1          3          5          10
--------------------------------------------------------------------------
Class Y Shares                      $119       $372       $644      $1,420
--------------------------------------------------------------------------

1 The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

Basic information about
Pioneer Ibbotson Growth Allocation Fund

2 Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

3 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Investment objective
Long-term capital growth.

Principal investment strategies
The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is an aggressive allocation fund, the majority of the fund's assets will be invested in equity funds, although a portion of its assets will be invested in bond funds and cash, cash equivalents, or in money market funds.


Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges.

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.

                                                   Equity       Fixed Income
                                                    Fund            Fund
                                                 Allocation      Allocation
-----------------------------------------------------------------------------
Pioneer Ibbotson Aggressive Allocation Fund        85-100%         0-15%
-----------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                                     Percentage
                                                                       of Fund
Fund Name                                                             Holdings
-------------------------------------------------------------------------------
Pioneer Fund                                                            0-30%
Pioneer Independence Fund                                               0-30%
Pioneer Growth Shares Fund                                              0-30%
Pioneer Research Fund                                                   0-30%
Pioneer Growth Leaders Fund                                             0-30%
Pioneer Oak Ridge Large Cap Growth Fund                                 0-30%
Pioneer AmPac Growth Fund                                               0-30%
Pioneer Value Fund                                                      0-30%
Pioneer Cullen Value Fund                                               0-30%
Pioneer Mid Cap Growth Fund                                             0-30%
Pioneer Mid Cap Value Fund                                              0-30%
Pioneer Small and Mid Cap Growth Fund                                   0-30%
Pioneer Oak Ridge Small Cap Growth Fund                                 0-30%
Pioneer Small Cap Value Fund                                            0-30%
Pioneer International Equity Fund                                       0-30%
Pioneer International Value Fund                                        0-30%
Pioneer Europe Select Equity Fund                                       0-30%
Pioneer Emerging Markets Fund                                           0-30%
Pioneer Real Estate Shares                                              0-30%
Pioneer Growth Opportunities Fund                                       0-30%
Pioneer Equity Income Fund                                              0-30%
Pioneer Government Income Fund                                          0-15%
Pioneer High Yield Fund                                                 0-15%
Pioneer Global High Yield Fund                                          0-15%
Pioneer Bond Fund                                                       0-15%
Pioneer Strategic Income Fund                                           0-15%
Pioneer Floating Rate Fund                                              0-30%
Pioneer Short Term Income Fund                                          0-15%
Pioneer Cash Reserves Fund                                              0-15%

Principal risks of investing in the fund

You could lose money on an investment in the fund or the fund may not perform as well as other investment options.


Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst teams or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.


Equity investments

Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:

o  The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors


Fixed income investments

Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:

o Interest rates go up causing the value of the fund's portfolio to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying asset declines. This is known as credit risk
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect


Equity securities of small- and mid-size companies

Compared to large companies, small and mid-size companies, and the market for their equity securities, are likely to:

o Be more sensitive to changes in the economy, earnings results and investor expectations
o  Have more limited product lines and capital resources
o  Experience sharper swings in market values
o Be harder to sell at the times and prices Pioneer or an underlying fund's subadviser thinks appropriate
o  Offer greater potential for loss than other U.S. equity securities


Equity securities of real estate industry issuers

The fund also has risks associated with the real estate industry. Although the underlying funds do not invest directly in real estate, they do invest in real estate investment trusts (REITs) and other equity securities of real estate industry issuers. These risks may include:

o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes

o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments
o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed


Non-U.S. securities

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the adviser may not be able to sell the underlying fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the underlying fund's investments or its ability to convert non-U.S. currencies to U.S. dollars
o The possibility that a counterparty may not complete a currency or a securities transaction
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o  Withholding and other non-U.S. taxes may decrease the fund's return


High yield/below investment grade debt securities

Investment in high yield securities, also known as "junk bonds", involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and deteriorating economic environment
o  Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time


Cash management and temporary investments

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year or, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer or the subadviser believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.


Derivatives

Certain underlying funds may, but are not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:

o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o  As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative


Some of the underlying funds may enter into credit default swaps, which can be used to transfer the credit risk of a security without buying or selling the security.

Even a small investment in derivatives can have a significant impact on a fund's exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


Fund performance

The chart shows the year-by-year performance of the fund's Class Y shares.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

You do not pay a sales charge on purchases or redemptions of Class Y shares.


Annual return Class Y shares (%)
(Year ended December 31)

[THE FOLLOWING IS A TABULAR REPRESENTATION OF A BAR CHART]

'05            9.65
'06           14.85


The highest calendar quarterly return was 7.03% (09/30/2006 to 12/31/2006)

The lowest calendar quarterly return was -2.66% (03/31/2006 to 06/30/2006)

At September 30, 2007, the year-to-date return was 10.46%.

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Comparison with the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns for Class Y shares of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market.

Unlike the fund, the indices are not managed and do not incur expenses. The table:

o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions


The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

You do not pay a sales charge on purchases or redemptions of Class Y shares.


Average annual total return (%)
(for periods ended December 31, 2006)

                                                                         Since  Inception
                                                            1 Year   Inception      Date#
------------------------------------------------------------------------------------------
Class Y                                                                            8/9/04
Return before taxes                                         14.85      17.07
------------------------------------------------------------------------------------------
Return after taxes on distributions                         14.42      16.50
------------------------------------------------------------------------------------------
Return after taxes on distribution and sale of shares        9.98      14.62
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index
(reflects no deduction for taxes)                           15.78      13.40
------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for taxes)                            4.33       3.43
------------------------------------------------------------------------------------------

# Inception date of the fund's Class A shares. Class Y shares commenced operations on September 23, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareowner fees
paid directly from your investment                                      Class Y
-------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                            None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) when you sell shares                  None
-------------------------------------------------------------------------------


Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                             Class Y
-------------------------------------------------------------------------------
Management Fee                                                            0.17%
-------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                      0.00%
-------------------------------------------------------------------------------
Other Expenses                                                            0.26%
-------------------------------------------------------------------------------
Estimated Average exp ratio of underlying Funds                           0.82%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.25%
-------------------------------------------------------------------------------
Fee Waiver and Expense Limitation                                         0.00%
-------------------------------------------------------------------------------
Net Expense                                                               1.25%
-------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's total operating expenses remain the same and e) the expenses of the underlying funds are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                         Number of years you own your shares
                                       ---------------------------------------
                                          1         3          5         10
------------------------------------------------------------------------------
Class Y Shares                         $127      $397       $686     $1,511
------------------------------------------------------------------------------

1 The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets.

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

2 Acquired fund fees and expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies. Total annual fund operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired fund fees and expenses. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees.

3 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Asset allocation process

Pioneer allocates each fund's assets among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term.

Pioneer has engaged Ibbotson to act as subadviser to each fund and allocate, subject to Pioneer's supervision, each fund's assets among the underlying funds. Ibbotson uses a two-step asset allocation process:

First, Ibbotson seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different market sectors. The goal of this process is to identify a combination of investments in different market sectors that is expected to maximize return for a given level of risk or minimize risk for a given level of return.

Having determined the allocation of the fund's assets among the asset classes, Ibbotson then invests the assets allocated to a particular sector among underlying funds that invest in that sector. Pioneer and Ibbotson agree from time to time upon the universe of mutual funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). Ibbotson seeks a combination of underlying funds that it believes will optimize returns, given each fund's risk profile. When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When considering bond funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Based on the target allocations, a fund will invest the proceeds from the sale of its shares, reinvested dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. However, the portion of each fund's net assets represented by an underlying fund or asset class could differ substantially over time from the target allocation as the underlying funds' asset values change due to market movements and portfolio management decisions.

Periodically, Ibbotson will re-evaluate each fund's target asset allocation and may recommend the rebalancing of a fund's assets among asset classes and

Asset allocation process

underlying funds to reflect changes in the target allocations or to reallocate the fund's holdings to match the target allocation. Each fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds) or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of a Fund's portfolio holdings, or as an adjustment to an underlying fund's target allocation based on Ibbotson's view of the fund's characteristics and other allocation criteria.

As of the date of this prospectus, the funds invest solely in other Pioneer funds. Under an exemptive order issued to Pioneer by the Securities and Exchange Commission and recently adopted rules, the funds may invest in underlying funds that are either managed by Pioneer or managed by an adviser not associated with Pioneer. Accordingly, Pioneer and Ibbotson may add funds that are not managed by Pioneer to the list of potential underlying funds in the future. It is anticipated that underlying funds managed by Pioneer will at all times represent a significant portion of a fund's investments.

Management

Pioneer, the funds' investment adviser,
oversees the funds' operations and supervises the funds' subadviser, which is responsible for the day-to-day management of each funds' portfolio.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2007, assets under management were approximately $321 billion worldwide, including over $83 billion in assets under management by Pioneer.


Investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the funds' Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the funds without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule that would supersede the order or would provide greater flexibility than the order, Pioneer and the funds intend to rely on such rule to permit Pioneer, subject to the approval of the funds' Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the funds without shareholder approval.


Investment subadviser

Ibbotson Associates Advisors, LLC (Ibbotson) is the subadviser to each fund and allocates, subject to Pioneer's supervision, each fund's assets among asset classes and among the underlying funds. As of September 30, 2007, Ibbotson had approximately $18 billion in assets under management. Ibbotson is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson is a registered investment adviser and wholly owned subsidiary of Ibbotson Associates, Inc., which in turn is a wholly owned subsidiary of Morningstar, Inc.


Portfolio management

Day-to-day management of each fund's portfolio is the responsibility of portfolio managers and members of Ibbotson's Investment Committee headed by Peng Chen. Peng Chen, Ph.D., the president and chief investment officer at Ibbotson, conducts research projects on asset allocation, portfolio risk measurement,

Management

nontraditional assets, and global financial markets. Dr. Chen joined Ibbotson in 1997. Scott Wentsel, vice president and senior portfolio manager, manages the investment management team. Mr. Wentsel is also responsible for directing the firm's investment management services which includes oversight of its consulting, fund-of-funds, and plan sponsor consulting business lines. Prior to joining Ibbotson in 2005, Mr. Wentsel was an executive director with Morgan Stanley where he worked primarily on Van Kampen Investments' asset management business. Mr. Wentsel has over 20 years of investment industry experience. Brian Huckstep, portfolio manager, is responsible for managing the delivery of fund-of-funds programs for institutional and retail clients, which includes asset allocation modeling, portfolio construction, fund classification, and manager due diligence. Prior to joining Ibbotson in 2005, Mr. Huckstep was Director of Data Acquisition at Morningstar for two years. Mr. Huckstep also spent nine years at Northern Trust in product manager and analyst roles for institutional custody clients.

The funds' statement of additional information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the funds.

Management fee

Each fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the funds.

Pioneer's annual fee is equal to


Net Assets                Annual Fee
-----------------------------------------------------------------------------
Up to $2.5 billion        0.13% on investments in underlying funds managed by
                          Pioneer (and cash); and 0.17% on other investments
-----------------------------------------------------------------------------
Over $2.5 billion and     0.11% on investments in underlying funds managed by
up to $4 billion          Pioneer (and cash); and 0.14% on other investments
-----------------------------------------------------------------------------
Over $4 billion and       0.10% on investments in underlying funds managed by
up to $5.5 billion        Pioneer (and cash); and 0.12% on other investments
-----------------------------------------------------------------------------
Over $5.5 billion and     0.08% on investments in underlying funds managed by
up to $7 billion          Pioneer (and cash); and 0.10% on other investments
-----------------------------------------------------------------------------
Over $7 billion           0.08% on investments in underlying funds managed by
                          Pioneer (and cash); and 0.09% on other investments
-----------------------------------------------------------------------------

Since all of the underlying funds are currently managed by Pioneer, the management fee is currently 0.13% of average daily net assets. The fee is accrued daily and paid monthly. Pioneer, and not the funds, pays a portion of the fee it receives from the funds to Ibbotson as compensation for Ibbotson's services to a fund.

A discussion regarding the basis for the Board of Trustees' approval of the management contract will be available in the funds' semiannual report to shareholders, for the period ending January 31, 2008.


Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the funds' distributor. Pioneer Investment Management Shareholder Services, Inc. is the funds' transfer agent. Each fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.


Disclosure of portfolio holdings

The funds' policies and procedures with respect to disclosure of the funds' portfolio securities are described in the statement of additional information.

Buying, exchanging and selling shares

Net asset value

Each fund's net asset value is the value of its portfolio of securities plus any other assets minus its accrued operating expenses and other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each fund values the shares of the underlying funds at their published net asset value.

Each fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, a fund uses fair value methods to value its securities. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value pricing. Fair value pricing of securities is done pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, a fund relies upon securities prices provided by pricing services.

Each fund uses fair value pricing methods for a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a fund could change on a day you cannot buy or sell shares of the fund.

Certain types of securities, including those discussed in this paragraph, are priced using fair value pricing rather than market prices. Each fund uses a pricing matrix to determine the value of fixed income securities that may not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. Each fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that a fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

You buy or sell Class Y shares at the share price.

--------------------------------------------------------------------------------
 Share price
 The net asset value per share calculated on the day of your transaction.
--------------------------------------------------------------------------------

Distribution of Class Y shares

The distributor incurs the expenses of distributing the funds' Class Y shares, none of which are reimbursed by a fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.


Additional payments to financial intermediaries

Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries (in addition to amounts that may be paid by the fund) for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial

Buying, exchanging and selling shares

intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds' assets. Although an intermediary may receive additional compensation from Pioneer to offset costs incurred by the financial intermediary in servicing its clients, the intermediary may earn a profit on these payments, if the amount of the payment exceeds the intermediary's costs.

The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.

Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the funds.

Opening your account


If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account application and an account number.

If you invest in a fund through investment professionals or other financial intermediaries, including wrap programs and similar programs, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by a fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.


Account options

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:


Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55150
Boston, Massachusetts 02205-5150
Telephone 1-800-665-8839


Telephone transaction privileges

If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

Buying, exchanging and selling shares

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The funds may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.


--------------------------------------------------------------------------------
 By phone
 If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-665-8839 between 9:00 a.m. and 5:30 p.m. Eastern time on any weekday that the New York Stock Exchange is open.
--------------------------------------------------------------------------------

General rules on buying, exchanging and selling your fund shares

Share price

If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by a fund. The broker-dealer is responsible for transmitting your order to a fund in a timely manner.

--------------------------------------------------------------------------------
 Good order means that:
 o You have provided adequate instructions
 o There are no outstanding claims against your account
 o There are no transaction limitations on your account
 o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
 o Your request includes a signature guarantee if you:
   - Are selling over $100,000 worth of shares and
   - Want the sale proceeds sent to an address other than your bank account of record or
   - Want the sale proceeds to be made payable to someone other than the account's record owners or
   - The account registration, address of record or bank account of record has changed within the last 30 days
   - Are selling or exchanging over $5 million worth of shares
   - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Transaction limitations

Your transactions are subject to certain limitations, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive trading."


Buying

You can buy Class Y shares at net asset value per share. Each fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

Buying, exchanging and selling shares

You may use securities you own to purchase shares of a fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If a fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.


Minimum investment amount

Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount. The funds may waive the initial investment amount.


Waivers of the minimum investment amount

The funds will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(b) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or

(c) The account is not represented by a broker/dealer and the investment is made by (1) an ERISA-qualified retirement plan that meets the requirements of Section 401 of the Internal Revenue Code, (2) an employer-sponsored retirement plan that meets the requirements of Sections 403 or 457 of the Internal Revenue Code, (3) a private foundation that meets the requirements of Section 501(c)(3) of the Internal Revenue Code or (4) an endowment or other organization that meets the requirements of Section 509(a)(1) of the Internal Revenue Code; or

(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of Pioneer or its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor; or

(e) The investment is made through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include Class Y shares of the Pioneer mutual funds in their program. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class; or

(f)  The investment is made by another Pioneer fund

Each fund reserves the right to waive the initial investment minimum in other circumstances.


Identity verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the funds to identify you.

The funds may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.


Exchanging

You may exchange your Class Y shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. Each fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Buying, exchanging and selling shares

Selling

Your Class Y shares will be sold at net asset value per share next calculated after a fund or its authorized agent, such as broker-dealers, receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

The funds generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, a fund may delay payment of the sale proceeds until your check has cleared. This may take up to 10 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

-------------------------------------------------------------------------------
 Other requirements
 If you must use a written request to exchange or sell your Class Y shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 You may have to pay income taxes on a sale or an exchange.
--------------------------------------------------------------------------------

Buying shares


In writing, by mail

You can purchase Class Y shares by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

If you are registering an account in the name of a corporation or other fiduciary, you must send your completed account set-up forms to the transfer agent prior to making your initial purchase.


By wire

If you have an existing Class Y account, you may wire funds to purchase Class Y shares. Note, however, that:

o State Street Bank must receive your wire no later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares
o If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk
o Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank

o Wire transfers may be restricted on holidays and at certain other times


Instruct your bank to wire funds to:

Receiving Bank:         State Street Bank and Trust Company
                        225 Franklin Street
                        Boston, MA 02101
                        ABA Routing No. 011000028

For further credit to:  Shareholder Name
                        Existing Pioneer Account No.
                        Ibbotson Asset Allocation Series


Through your investment firm

Consult your investment professional for more information.

Buying, exchanging and selling shares

Exchanging shares


In writing, by mail or by fax

You can exchange Class Y shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $5 million. Include in your letter:

o  The name and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $5 million
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o  The dollar amount or number of Class Y shares you are exchanging


By phone

After you establish your Class Y account, you can exchange fund shares by phone if:

o You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
o  The fund into which you are exchanging offers Class Y shares
o You are not exchanging more than $5 million worth of shares per account per day
o  You can provide the proper account identification information


Through your investment firm

Consult your investment professional for more information about exchanging your shares.

Selling shares


In writing, by mail or by fax

You can sell some or all of your Class Y shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.

o The transfer agent will send the sale proceeds to your address of record unless you provide other instructions
o  Your request must be signed by all registered owners
o The transfer agent will not process your request until it is received in good order


By fax

o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record


By phone or wire

o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record


Through your investment firm

Consult your investment professional for more information. Each fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. Each fund reserves the right to terminate this procedure at any time.

Buying, exchanging and selling shares

How to contact us


By phone
For information or to request a telephone transaction between 9:00 a.m. and 5:30 p.m. (Eastern time) by speaking with a shareholder services representative call 1-800-665-8839

To use FactFone(SM) call
1-800-225-4321


By mail
Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55150
Boston, Massachusetts 02205-5150


Pioneer website
www.pioneerinvestments.com


By fax
Fax your exchange and sale requests to:
1-888-294-4485

Excessive trading

Frequent trading into and out of a fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of a fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. Since certain funds may invest a significant portion of their assets in junk bonds, these funds may be more susceptible to such strategies. However, the policies and procedures outlined below to detect excessive trading activity were determined by the Board to be appropriate. Each fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in a fund's shares to be excessive for a variety of reasons, such as if:

o You sell shares within a short period of time after the shares were purchased;
o  You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.


Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to a fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in a fund may be adversely affected. Because certain funds invest a significant portion of their portfolios in securities that are fair valued, this risk may be greater for those funds. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our

Buying, exchanging and selling shares

ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the financial intermediary in taking steps to limit this type of activity.

The funds may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The funds may also restrict additional purchases or exchanges in an account. Each of these steps may be taken for any transaction, for any reason, without prior notice, including transactions that a fund believes are requested on behalf of market timers. Each fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. A fund and its shareholders do not incur any gain or loss as a result of a rejected order. The funds may impose further restrictions on trading activities by market timers in the future. Each fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

To limit the negative effects of excessive trading on the fund, the fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from the fund, that investor shall be prevented (or "blocked") from purchasing shares of the fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic purchase or withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under
Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or "wrap" programs, transactions by insurance company separate accounts or transactions by other funds that invest in the fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to the Pioneer money market funds.

We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the fund's policy described above or their own policies or restrictions designed to limit excessive trading of fund shares. However, we do not impose this policy at the omnibus account level.

Account options


Distribution options

Each fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. If the amount of a distribution check would be less than $10, the fund may reinvest the amount instead of sending a check. Additional shares will be purchased at the then current net asset value.


Shareowner services


Pioneer website
www.pioneerinvestments.com

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

o  Your current account information
o  Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds
o  A copy of Pioneer's privacy notice


FactFone(SM) 1-800-225-4321

You can use FactFone(SM) to:

o  Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o  Request account statements

Buying, exchanging and selling shares

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM) to obtain account information.


Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.


Tax information

Early each year, the funds will mail you information about the tax status of the dividends and distributions paid to you by the funds.


Privacy

Each fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The funds will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.


Shareowner account policies


Signature guarantees and other requirements

You are required to obtain a signature guarantee when:

o  Requesting certain types of exchanges or sales of fund shares
o  Requesting certain types of changes for your existing account


You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The funds may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size

Each fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, each fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.


Telephone and website access

You may have difficulty contacting the funds by telephone or accessing pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center accordingly. If you are unable to access pioneerinvestments.com or reach the funds by telephone, you should communicate with the funds in writing.


Share certificates

Each fund does not offer share certificates. Shares are electronically recorded.


Other policies

Each fund and the distributor reserve the right to:

o  reject any purchase or exchange order for any reason, without prior notice
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. Each fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission


Each fund reserves the right to:

o  stop offering Class Y shares
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, or when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by a fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash
o charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days' notice. The fund may do this by deducting the fee from your distribution of dividends and/or by redeeming shares to the extent necessary to cover the fee

Dividends, capital gains and taxes

Dividends and capital gains

Each fund generally pays any distributions of net short- and long-term capital gains in December.

Each fund generally pays dividends from any net investment income in December.

Each fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in a fund shortly before a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution in additional shares or receive it as cash.


Taxes

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the funds, whether you take the distributions in cash or reinvest them in additional shares. For U.S. federal income tax purposes, distributions from a fund's net capital gains (if any) are considered long-term capital gains and may be taxable to you at reduced rates depending upon their source and other factors. Distributions from a fund's net short-term capital gains are taxable as ordinary income. Other dividends are taxable either as ordinary income or, for taxable years beginning on or before December 31, 2010, if so designated by a fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. "Qualified dividend income" generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be "qualified dividend income" if that stock is readily tradable on an established U.S. securities market. To the extent that a fund pays dividends attributable to income received by it from underlying fixed income funds, those dividends generally will not qualify for taxation as "qualified dividend income".

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds and the tax basis for the shares that you sell or exchange.

You must provide your social security number or other taxpayer identification number to the funds along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the funds will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal, state, local and foreign tax considerations relating to an investment in the funds. You may also consult the funds' statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect a fund and its shareowners.

--------------------------------------------------------------------------------
 Sales and exchanges may be taxable transactions to shareowners.
--------------------------------------------------------------------------------

Financial highlights

The financial highlights table helps you understand each fund's financial performance since inception.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class Y shares of each fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the funds' independent registered public accounting firm, whose report is included in the funds' annual report along with the funds' financial statements. The annual report is available upon request.

Class Y shares

                                                    Conservative Allocation Fund
                                                   -----------------------------
                                                       Year         10/5/05 (a)
                                                      Ended             to
                                                     7/31/07          7/31/06
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.57           $10.32
                                                     ------           ------
Increase from investment operations:
  Net investment income (b)                          $ 0.29           $ 0.16
  Net realized and unrealized gain
   on investments                                      0.65             0.16
                                                     ------           ------
   Net increase from investment operations           $ 0.94           $ 0.32
                                                     ------           ------
Distributions to shareowners:
  Net investment income                              $(0.19)          $(0.06)
  Net realized gain                                   (0.02)            (0.01)
                                                     ------           ------
Net increase in net asset value                      $ 0.73           $ 0.25
                                                     ------           ------
Net asset value, end of period                       $11.30           $10.57
                                                     ======           ======
Total return*                                          8.91%            3.13%***
Ratio of net expenses to average net assets+++         0.90%            1.23%**
Ratio of net investment income to average
  net assets+++                                        2.64%            1.96%**
Portfolio turnover rate                                  15%              15%
Net assets, end of period (in thousands)             $   11           $   10
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                         0.90%            2.19%**
  Net investment income                                2.64%            0.98%**
Ratios with waivers of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         0.88%            1.23%**
  Net investment income                                2.66%            1.96%**
--------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Class Y shares

                                                      Moderate Allocation Fund
                                                   ----------------------------
                                                       Year         9/23/05 (a)
                                                      Ended             to
                                                     7/31/07          7/31/06
                                                   -----------   --------------
Net asset value, beginning of period                 $ 11.43         $ 11.18
                                                     -------         -------
Increase from investment operations:
  Net investment income (b)                          $  0.26         $  0.17
  Net realized and unrealized gain
   on investments                                       1.21            0.40
                                                     -------         -------
   Net increase from investment operations           $  1.47         $  0.57
                                                     -------         -------
Distributions to shareowners:
  Net investment income                              $ (0.32)        $ (0.08)
  Net realized gain                                    (0.03)          (0.24)
                                                     -------         -------
Net increase in net asset value                      $  1.12         $  0.25
                                                     -------         -------
Net asset value, end of period                       $ 12.55         $ 11.43
                                                     =======         =======
Total return*                                          12.98%           5.19%***
Ratio of net expenses to average net assets+++          0.29%           0.28%**
Ratio of net investment income to average
  net assets+++                                         2.09%           1.79%**
Portfolio turnover rate                                   19%             52%
Net assets, end of period (in thousands)             $24,046         $27,792
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.29%           0.28%**
  Net investment income                                 2.09%           1.79%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.29%            0.28%
  Net investment income                                 2.09%            1.79%
-------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Class Y shares

                                                       Growth Allocation Fund
                                                   -----------------------------
                                                       Year         9/23/05 (a)
                                                      Ended             to
                                                     7/31/07          7/31/06
                                                   -----------   ---------------
Net asset value, beginning of period                  $12.13          $11.54
                                                      ------          ------
Increase from investment operations:
  Net investment income (b)                           $ 0.19          $ 0.13
  Net realized and unrealized gain
   on investments                                       1.60            0.65
                                                      ------          ------
   Net increase from investment operations            $ 1.79          $ 0.78
                                                      ------          ------
Distributions to shareowners:
  Net investment income                               $(0.27)         $(0.06)
  Net realized gain                                    (0.10)          (0.13)
                                                      ------          ------
Net increase in net asset value                       $ 1.42          $ 0.59
                                                      ------          ------
Net asset value, end of period                        $13.55          $12.13
                                                      ======          ======
Total return*                                          14.87%           6.84%***
Ratio of net expenses to average net assets+++          0.36%           0.32%**
Ratio of net investment income to average
  net assets+++                                         1.40%           1.23%**
Portfolio turnover rate                                   11%             27%
Net assets, end of period (in thousands)              $2,956          $3,068
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.36%           0.32%**
  Net investment income                                 1.40%           1.23%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.36%           0.32%**
  Net investment income                                 1.40%           1.23%**
--------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Financial highlights

Class Y shares

                                                     Aggressive Allocation Fund
                                                   -----------------------------
                                                       Year         9/23/05 (a)
                                                      Ended             to
                                                     7/31/07          7/31/06
                                                   -----------   ---------------
Net asset value, beginning of period                  $12.41          $11.87
                                                      ------          ------
Increase from investment operations:
  Net investment income (b)                           $ 0.14          $ 0.06
  Net realized and unrealized gain
   on investments                                       1.97            0.78
                                                      ------          ------
Net increase from investment operations               $ 2.11          $ 0.84
                                                      ------          ------
Distributions to shareowners:
  Net investment income                               $(0.20)         $(0.03)
  Net realized gain                                    (0.06)          (0.27)
                                                      ------          ------
Net increase in net asset value                       $ 1.85          $ 0.54
                                                      ------          ------
Net asset value, end of period                        $14.26          $12.41
                                                      ======          ======
Total return*                                          17.10%           7.13%***
Ratio of net expenses to average net assets+++          0.39%           0.37%**
Ratio of net investment income to average
  net assets+++                                         1.01%           0.63%**
Portfolio turnover rate                                   18%             51%
Net assets, end of period (in thousands)              $3,171          $4,607
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.39%           0.37%**
  Net investment income                                 1.01%           0.63%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.39%           0.37%**
  Net investment income                                 1.01%           0.63%**
--------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

Appendix A

Information about the underlying funds

The following is intended to summarize the investment objectives and primary strategies of, and to provide you with certain other information about, the underlying funds. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund's prospectus, and are not an offer of the underlying funds' shares. The underlying funds in which the funds intend to invest may change from time to time and the funds may invest in underlying funds in addition to those described below at the discretion of Pioneer without prior notice to or approval of shareholders. The prospectus and statement of additional information for each underlying fund is available on the Securities and Exchange Commission's website as well as on our website at www.pioneerinvestments.com.

Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary, defensive purposes.

Appendix A

The underlying funds that invest primarily in equity securities are:

Pioneer Fund

Investment objective

Reasonable income and capital growth.


Principal investment strategies

The fund invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.


Investment Adviser

Pioneer


Pioneer Growth Shares


Investment objective

Appreciation of capital.


Principal investment strategies

The fund invests primarily in equity securities of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds
(ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 30% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.


Investment Adviser

Pioneer

Pioneer Independence Fund


Investment objective

Capital growth.


Principal investment strategies

The fund invests at least 80% of its assets in equity securities. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds
(ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers, including up to 10% of its assets in the securities of emerging markets issuers. The fund invests in non-U.S. securities to diversify its portfolio when they offer similar or greater potential for capital appreciation compared to U.S. securities.


Investment Adviser

Pioneer


Pioneer Research Fund


Investment objective

Long-term capital growth.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, from investment purposes) in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), preferred stocks, depositary receipts, rights and warrants.


Investment Adviser

Pioneer

Appendix A

Pioneer Growth Leaders Fund


Investment objective

Long term capital growth.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in common and preferred stocks and securities convertible into stocks. Securities convertible into stocks include depositary receipts on stocks, convertible debt securities, warrants and rights. The fund offers a broad investment program for the equity portion of an investor's portfolio, with an emphasis on mid and large capitalization issuers traded in the U.S. However, the fund may invest in issuers of any capitalization.


Investment Adviser

Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)


Pioneer Oak Ridge Large Cap Growth Fund


Investment objective

Capital appreciation.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large capitalization companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights and equity investments in real estate investment trusts (REITs).


Investment Adviser

Pioneer (adviser); Oak Ridge Investments, LLC (subadviser)

Pioneer AmPac Growth Fund


Investment objective

Long-term capital growth.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that have substantial sales to, or receive significant income from, countries within the Pacific Rim. These issuers meet one of the following criteria:

o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries (including the U.S. and other countries bordering the Pacific Ocean, such as China and Indonesia)
o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries other than the U.S.


The fund also may invest up to 30% of the value of its investments in equity securities of non-U.S. issuers that are traded in U.S. markets.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.


Investment Adviser

Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)


Pioneer Value Fund


Investment objective

Reasonable income and capital growth.


Principal investment strategies

The fund seeks to invest in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

Appendix A

The fund primarily invests in securities of U.S. issuers. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in securities of emerging markets issuers.


Investment Adviser

Pioneer


Pioneer Cullen Value Fund


Investment objective

Capital appreciation. Current income is a secondary objective.


Principal investment strategies

The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. Up to 10% of the fund's total assets may be invested in securities of emerging market issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.


Investment Adviser

Pioneer (adviser); Cullen Capital Management LLC (subadviser)

Pioneer Mid Cap Growth Fund


Investment objective

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Growth Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Growth Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. The size of the companies in the index changes with market conditions and the composition of the index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in REITs. REITs are companies that invest primarily in real estate or real estate related loans.


Investment Adviser

Pioneer


Pioneer Mid Cap Value Fund


Investment objective

Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month and are not less than the smallest company within the index. The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and

Appendix A

convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.


Investment Adviser

Pioneer


Pioneer Small and Mid Cap Growth Fund

Investment objective

Long-term capital growth.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small and mid-capitalization issuers, that is those with market values, at the time of investment, that do not exceed the market capitalization of the largest company within the S&P Mid Cap 400 Index. The size of the companies in the index may change dramatically as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in an index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.

There is no minimum percentage of assets which must be invested in either small-cap or mid-cap issuers and the fund has the flexibility to invest substantially in either small or mid-cap issuers when the fund's subadviser believes such focus is warranted.


Investment Adviser

Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)

Pioneer Oak Ridge Small Cap Growth Fund

Investment objective

Capital appreciation.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization companies.

Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled, publicly traded stocks that are included in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity investments in real estate investment trusts (REITs) and preferred stocks.


Investment Adviser

Pioneer (adviser); Oak Ridge Investments, LLC (subadviser)


Pioneer Small Cap Value Fund


Investment objective

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. For purposes of the

Appendix A

fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.


Investment Adviser

Pioneer


Pioneer International Equity Fund


Investment objective

Long-term capital growth.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of non-U.S. issuers. The fund focuses on securities of issuers located in countries with developed markets (other than the United States) but may allocate up to 20% of its net assets in countries with emerging economies or securities markets. Developed markets outside the United States generally include, but are not limited to, the countries included in the Morgan Stanley Capital International Europe, Australasia, Far East Index. The fund's assets must be allocated to securities of issuers located in at least three non-U.S. countries. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds
(ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.


Investment Adviser

Pioneer

Pioneer International Value Fund


Investment objective

Long-term capital growth.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. These issuers may be located in both developed and emerging markets. Under normal circumstances, the fund's assets will be invested in securities of companies domiciled in at least three different foreign countries. Generally, the fund's investments in any country are limited to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound and the euro. Investment of a substantial portion of the fund's assets in such countries or currencies will subject the fund to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.

The fund may invest without limitation in securities of issuers located in countries with emerging economies or securities markets, but will not invest more than 25% of its total assets in securities of issuers located in any one such country.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred shares. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.


Investment Adviser

Pioneer

Appendix A

Pioneer Europe Select Equity Fund


Investment objective

Long term growth of capital.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of European issuers. The fund's principal focus is on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

Equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in connection with its investments.


Investment Adviser

Pioneer


Pioneer Emerging Markets Fund


Investment objective

Long-term growth of capital.


Principal investment strategies

The fund invests primarily in securities of emerging market issuers. Although the fund invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the fund invests at least 80% of its total assets in the securities of emerging market corporate and government issuers, i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and securities with common stock characteristics, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), preferred stocks, depositary receipts, warrants and rights. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.


Investment Adviser

Pioneer

Pioneer Real Estate Shares


Investment objective

Long-term growth of capital. Current income is a secondary objective.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights and preferred stocks.

REITs are companies that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest.


Investment Adviser

Pioneer (adviser); AEW Management and Advisors, L.P. (subadviser)


Pioneer Growth Opportunities Fund


Investment objective

Growth of capital.


Principal investment strategies

The fund invests primarily in equity securities of companies that Pioneer considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks.

The fund may invest a significant portion of its assets in equity securities of small companies.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in securities of emerging markets issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.


Investment adviser

Pioneer

Appendix A

Pioneer Equity Income Fund


Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the fund may invest include common stocks, preferred stocks, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.


Investment Adviser

Pioneer

The underlying funds that invest primarily in debt securities are:

Pioneer Government Income Fund

Investment objective

Current income as is consistent with preservation of capital.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, and repurchase agreements and "when-issued" commitments with respect to these securities.

U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Securities in which the fund may invest include:

o U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities greater than 10 years)
o Obligations issued by or guaranteed as to principal and interest by the U.S. Treasury and certain agencies and instrumentalities of the U.S. government, such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration (FHA) debentures, for which the U.S. Treasury unconditionally guarantees payment of principal and interest
o Obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury
o Obligations of the Private Export Funding Corporation (PEFCO), which may be guaranteed by the Export-Import Bank of the U.S. (Exim Bank), an agency of the U.S.
o Obligations of government sponsored entities that do not have any form of credit support from the U.S. government, including the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association
   (FNMA), Federal Home Loan Banks (FHLBs), Federal Farm Credit Banks (FFCB) and the Tennessee Valley Authority (TVA)

Government sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Home Loan Banks, the Private Export Funding Corporation, the Federal Farm Credit Banks and the Tennessee Valley Authority, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government.

Appendix A

The fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The fund may invest in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of Pioneer.


Investment adviser

Pioneer


Pioneer High Yield Fund


Investment objective

Maximize total return through a combination of income and capital appreciation.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase.


Investment Adviser

Pioneer

Pioneer Global High Yield Fund


Investment objective

Maximize total return through a combination of income and capital appreciation.


Principal investment strategies

Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase.


Investment Adviser

Pioneer

Appendix A

Pioneer Bond Fund

Investment objective

To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio.


Principal investment strategies

The fund invests primarily in:

o debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities,
o debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper,
o cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in these securities.

Cash and cash equivalents include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of the fund's portfolio investments.

U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may be supported by:

o the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA);
o the authority of the U.S. government to purchase certain obligations of the issuer, such as securities issued by the Federal National Mortgage Association (FNMA);
o  the limited authority of the issuer to borrow from the U.S. Treasury; or
o  only the credit of the issuer.

In addition, the fund may invest up to 20% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent credit quality as determined by Pioneer.

The fund may invest a substantial portion of its assets in mortgage-related securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers.


Investment Adviser

Pioneer

Pioneer Strategic Income Fund


Investment objective
A high level of current income.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. Pioneer allocates the fund's investments among the following three segments of the debt markets:

o  Below investment grade (high yield) securities of U.S. and non-U.S. issuers
o  Investment grade securities of U.S. issuers
o  Investment grade securities of non-U.S. issuers

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The fund invests primarily in:

o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities
o Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt
o  Mortgage-backed and asset-backed securities

The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund invests in securities with a broad range of maturities.

Depending upon Pioneer's allocation among market segments, up to 70% of the fund's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the fund's total assets may be invested in debt securities rated below CCC by Standard & Poor's Ratings Group or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Appendix A

Depending upon Pioneer's allocation among market segments, up to 85% of the fund's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.


Investment Adviser

Pioneer


Pioneer Floating Rate Fund


Investment objective

A high level of current income.


Principal investment strategies

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate loans and other floating rate investments. Floating rate investments are securities and other instruments with interest rates that adjust or "float" periodically based on a specified interest rate or other reference and include repurchase agreements, money market securities and shares of money market and short-term bond funds.

Floating rate loans are made by banks and other financial institutions to large corporate customers. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR), a designated U.S. bank's prime or base rate or the overnight federal funds rate, plus a premium. Some loans reset on set dates, typically every 30 to 90 days, but not to exceed one year. Other loans reset periodically when the underlying rate resets.

Floating rate loans are typically rated below investment grade.

In most instances, the fund's investments in floating rate loans will hold a senior position in the capital structure of the borrower. Having a senior position means that, if the borrower becomes insolvent, senior debtholders, like the fund, will be paid before subordinated debtholders and stockholders of the borrower. Senior loans typically are secured by specific collateral.

Loans can be acquired directly through the agent, by assignment from another holder of the loan, or as a participation interest in the loan.

The fund may invest up to 35% of its total assets in debt securities of non-U.S. issuers, including emerging market issuers.


Investment adviser

Pioneer

Pioneer Short Term Income Fund


Investment objective

A high level of current income to the extent consistent with a relatively high level of stability of principal.


Principal investment strategies

The fund invests primarily in:

o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
o Debt securities, including convertible debt, of U.S. and non-U.S. issuers and commercial paper
o  Mortgage-backed and asset-backed securities of U.S. and non-U.S. issuers
o  Short-term money market instruments of U.S. and non-U.S. issuers

Normally, at least 80% of the fund's net assets are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents. Cash and cash equivalents include cash balances, accrued interest and receivables for items such as proceeds, not yet received, from the sale of the fund's portfolio investments. The fund will normally maintain a dollar-weighted average portfolio maturity of no more than three years.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in debt securities of emerging market issuers.


Investment Adviser
Pioneer

Appendix A

Pioneer Cash Reserves Fund


Investment objective

High current income, preservation of capital and liquidity through investments in high-quality short-term securities.


Principal investment strategies

The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities, including those issued by:

o  U.S. and foreign banks
o  U.S. and foreign corporate issuers
o  The U.S. government and its agencies and instrumentalities
o  Foreign governments
o  Multinational organizations such as the World Bank

The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities.


Investment Adviser

Pioneer

                                      Notes

                                      Notes

                                      Notes

                                      Notes

                                      Notes

                                      Notes

                                      Notes

Pioneer
Ibbotson Asset Allocation Series

You can obtain more free information about each fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-665-8839.

Each fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com.


Shareowner reports

Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide information about each fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.


Statement of additional information

The statement of additional information provides more detailed information about the funds. It is incorporated by reference into this prospectus.


Visit our website
www.pioneerinvestments.com

You can also review and copy each fund's and each underlying fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-21569)


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